(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
MORTGAGE SECURITIES
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             15   THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    18   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           19   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  22   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 31   NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT
YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR
SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MORTGAGE SECURITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on March 3, 1997. Class A shares bear a 0.15% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998             PAST 6  PAST 1  PAST 5  PAST 10
                                         MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - CL A  3.14%   9.38%   44.51%  131.57%

FIDELITY ADV MORTGAGE SECURITIES - CL A  -1.76%  4.18%   37.64%  120.57%
 (INCL. MAX. 4.75% SALES CHARGE)

LB MORTGAGE                              3.48%   10.02%  39.88%  139.67%

US MORTGAGE FUNDS AVERAGE                2.99%   9.06%   32.26%  114.30%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Class A's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 67 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998              PAST 1  PAST 5  PAST 10
                                          YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - CL A   9.38%   7.64%   8.76%

FIDELITY ADV MORTGAGE SECURITIES - CL A   4.18%   6.60%   8.23%
(INCL. MAX. 4.75% SALES CHARGE)

LB MORTGAGE                               10.02%  6.94%   9.13%

US MORTGAGE FUNDS AVERAGE                 9.06%   5.73%   7.90%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL A       LB Mortgage Backed Secs
             00237                       LB006
  1988/04/30       9525.00                    10000.00
  1988/05/31       9485.39                     9929.23
  1988/06/30       9675.22                    10211.74
  1988/07/31       9652.23                    10177.08
  1988/08/31       9664.49                    10199.50
  1988/09/30       9858.86                    10453.76
  1988/10/31      10043.62                    10682.98
  1988/11/30       9910.82                    10527.45
  1988/12/31       9848.12                    10472.40
  1989/01/31      10026.81                    10653.85
  1989/02/28       9973.72                    10585.99
  1989/03/31       9993.43                    10602.59
  1989/04/30      10177.90                    10816.66
  1989/05/31      10418.78                    11151.59
  1989/06/30      10670.93                    11425.66
  1989/07/31      10862.00                    11684.29
  1989/08/31      10747.27                    11532.84
  1989/09/30      10794.19                    11614.68
  1989/10/31      11008.28                    11880.01
  1989/11/30      11114.36                    12008.74
  1989/12/31      11190.97                    12079.80
  1990/01/31      11087.87                    11995.34
  1990/02/28      11161.73                    12065.82
  1990/03/31      11170.50                    12095.53
  1990/04/30      11073.88                    11986.89
  1990/05/31      11395.82                    12358.82
  1990/06/30      11561.02                    12554.24
  1990/07/31      11729.04                    12772.10
  1990/08/31      11698.02                    12636.38
  1990/09/30      11760.46                    12740.06
  1990/10/31      11880.94                    12884.52
  1990/11/30      12140.91                    13154.51
  1990/12/31      12350.34                    13374.98
  1991/01/31      12478.49                    13578.27
  1991/02/28      12558.38                    13692.73
  1991/03/31      12642.85                    13785.93
  1991/04/30      12779.71                    13912.92
  1991/05/31      12846.15                    14035.24
  1991/06/30      12878.28                    14047.76
  1991/07/31      13063.25                    14285.42
  1991/08/31      13312.89                    14545.22
  1991/09/30      13520.72                    14817.82
  1991/10/31      13680.54                    15063.35
  1991/11/30      13764.18                    15172.56
  1991/12/31      14031.56                    15477.50
  1992/01/31      13964.06                    15298.67
  1992/02/29      14103.01                    15443.43
  1992/03/31      14005.55                    15344.98
  1992/04/30      14136.85                    15495.85
  1992/05/31      14370.18                    15775.16
  1992/06/30      14522.44                    15961.26
  1992/07/31      14497.52                    16100.77
  1992/08/31      14591.29                    16310.47
  1992/09/30      14682.89                    16437.45
  1992/10/31      14536.89                    16293.29
  1992/11/30      14607.15                    16344.26
  1992/12/31      14796.71                    16555.41
  1993/01/31      14931.70                    16772.97
  1993/02/28      15059.59                    16943.06
  1993/03/31      15157.93                    17045.87
  1993/04/30      15263.75                    17133.83
  1993/05/31      15308.95                    17231.40
  1993/06/30      15495.70                    17363.33
  1993/07/31      15580.88                    17432.65
  1993/08/31      15609.89                    17514.78
  1993/09/30      15643.99                    17529.93
  1993/10/31      15671.82                    17580.60
  1993/11/30      15639.06                    17546.24
  1993/12/31      15790.00                    17688.36
  1994/01/31      15935.42                    17863.70
  1994/02/28      15851.39                    17739.04
  1994/03/31      15671.74                    17277.12
  1994/04/30      15603.09                    17149.85
  1994/05/31      15735.91                    17217.71
  1994/06/30      15816.46                    17180.43
  1994/07/31      16069.29                    17524.39
  1994/08/31      16141.29                    17579.73
  1994/09/30      15966.33                    17329.55
  1994/10/31      15998.76                    17319.64
  1994/11/30      15982.80                    17265.47
  1994/12/31      16096.59                    17403.23
  1995/01/31      16400.91                    17775.74
  1995/02/28      16768.08                    18229.50
  1995/03/31      16839.24                    18315.42
  1995/04/30      17104.72                    18575.80
  1995/05/31      17642.91                    19161.50
  1995/06/30      17777.50                    19270.42
  1995/07/31      17817.88                    19303.63
  1995/08/31      18037.74                    19503.42
  1995/09/30      18224.20                    19674.97
  1995/10/31      18426.93                    19850.01
  1995/11/30      18630.95                    20076.89
  1995/12/31      18836.21                    20327.65
  1996/01/31      18990.42                    20480.85
  1996/02/29      18869.42                    20310.76
  1996/03/31      18800.96                    20237.37
  1996/04/30      18761.77                    20180.28
  1996/05/31      18689.13                    20121.45
  1996/06/30      18947.05                    20398.43
  1996/07/31      19014.71                    20473.28
  1996/08/31      19010.51                    20472.99
  1996/09/30      19311.38                    20815.79
  1996/10/31      19668.70                    21224.12
  1996/11/30      19972.57                    21527.89
  1996/12/31      19859.95                    21415.17
  1997/01/31      19984.24                    21574.20
  1997/02/28      20049.39                    21646.13
  1997/03/31      19858.15                    21442.26
  1997/04/30      20165.87                    21784.19
  1997/05/31      20362.18                    21997.38
  1997/06/30      20597.47                    22253.97
  1997/07/31      20966.74                    22673.37
  1997/08/31      20921.02                    22619.48
  1997/09/30      21164.00                    22906.36
  1997/10/31      21386.79                    23160.33
  1997/11/30      21455.07                    23236.35
  1997/12/31      21620.56                    23448.09
  1998/01/31      21838.41                    23681.37
  1998/02/28      21862.13                    23731.47
  1998/03/31      21930.40                    23831.95
  1998/04/30      22057.38                    23966.80
IMATRL PRASUN   SHR__CHT 19980430 19980508 103333 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class A on April 30, 1988, and the current maximum 4.75% sales charge was paid. As the chart shows, by April 30, 1998, the value of the investment would have grown to $22,057 - a 120.57% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,967 - a 139.67% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                     SIX MONTHS  MARCH 3, 1997
                     ENDED       (COMMENCEMENT OF
                     APRIL 30,   SALE OF CLASS A
                                 SHARES) TO
                                 OCTOBER 31,

                     1998        1997

DIVIDEND RETURN      2.96%       4.18%

CAPITAL RETURN       0.18%       2.53%

TOTAL RETURN         3.14%       6.71%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            5.37(CENTS)  32.09(CENTS)  65.45(CENTS)

ANNUALIZED DIVIDEND RATE       5.93%        5.87%         5.96%

30-DAY ANNUALIZED YIELD        N/A          -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.01 over the past one month, $11.02 over the past six months, and $10.98 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.
ADVISOR MORTGAGE SECURITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on March 3, 1997. Class T shares bear a 0.25% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998             PAST 6  PAST 1  PAST 5  PAST 10
                                         MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - CL T  3.13%   9.33%   44.42%  131.43%

FIDELITY ADV MORTGAGE SECURITIES - CL T  -0.48%  5.51%   39.36%  123.33%
 (INCL. MAX. 3.50% SALES CHARGE)

LB MORTGAGE                              3.48%   10.02%  39.88%  139.67%

US MORTGAGE FUNDS AVERAGE                2.99%   9.06%   32.26%  114.30%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Class T's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 67 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998               PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - CL T    9.33%   7.63%   8.75%

FIDELITY ADV MORTGAGE SECURITIES - CL T    5.51%   6.86%   8.37%
 (INCL. MAX. 3.50% SALES CHARGE)

LB MORTGAGE                                10.02%  6.94%   9.13%

US MORTGAGE FUNDS AVERAGE                  9.06%   5.73%   7.90%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL T       LB Mortgage Backed Secs
             00239                       LB006
  1988/04/30       9650.00                    10000.00
  1988/05/31       9609.87                     9929.23
  1988/06/30       9802.19                    10211.74
  1988/07/31       9778.90                    10177.08
  1988/08/31       9791.32                    10199.50
  1988/09/30       9988.24                    10453.76
  1988/10/31      10175.43                    10682.98
  1988/11/30      10040.88                    10527.45
  1988/12/31       9977.36                    10472.40
  1989/01/31      10158.40                    10653.85
  1989/02/28      10104.61                    10585.99
  1989/03/31      10124.57                    10602.59
  1989/04/30      10311.47                    10816.66
  1989/05/31      10555.51                    11151.59
  1989/06/30      10810.97                    11425.66
  1989/07/31      11004.54                    11684.29
  1989/08/31      10888.31                    11532.84
  1989/09/30      10935.85                    11614.68
  1989/10/31      11152.75                    11880.01
  1989/11/30      11260.22                    12008.74
  1989/12/31      11337.84                    12079.80
  1990/01/31      11233.38                    11995.34
  1990/02/28      11308.21                    12065.82
  1990/03/31      11317.10                    12095.53
  1990/04/30      11219.20                    11986.89
  1990/05/31      11545.37                    12358.82
  1990/06/30      11712.74                    12554.24
  1990/07/31      11882.97                    12772.10
  1990/08/31      11851.54                    12636.38
  1990/09/30      11914.80                    12740.06
  1990/10/31      12036.86                    12884.52
  1990/11/30      12300.24                    13154.51
  1990/12/31      12512.42                    13374.98
  1991/01/31      12642.25                    13578.27
  1991/02/28      12723.19                    13692.73
  1991/03/31      12808.77                    13785.93
  1991/04/30      12947.42                    13912.92
  1991/05/31      13014.74                    14035.24
  1991/06/30      13047.28                    14047.76
  1991/07/31      13234.69                    14285.42
  1991/08/31      13487.60                    14545.22
  1991/09/30      13698.16                    14817.82
  1991/10/31      13860.08                    15063.35
  1991/11/30      13944.81                    15172.56
  1991/12/31      14215.70                    15477.50
  1992/01/31      14147.32                    15298.67
  1992/02/29      14288.09                    15443.43
  1992/03/31      14189.35                    15344.98
  1992/04/30      14322.37                    15495.85
  1992/05/31      14558.77                    15775.16
  1992/06/30      14713.02                    15961.26
  1992/07/31      14687.77                    16100.77
  1992/08/31      14782.78                    16310.47
  1992/09/30      14875.58                    16437.45
  1992/10/31      14727.66                    16293.29
  1992/11/30      14798.84                    16344.26
  1992/12/31      14990.89                    16555.41
  1993/01/31      15127.66                    16772.97
  1993/02/28      15257.22                    16943.06
  1993/03/31      15356.85                    17045.87
  1993/04/30      15464.06                    17133.83
  1993/05/31      15509.85                    17231.40
  1993/06/30      15699.06                    17363.33
  1993/07/31      15785.35                    17432.65
  1993/08/31      15814.74                    17514.78
  1993/09/30      15849.29                    17529.93
  1993/10/31      15877.49                    17580.60
  1993/11/30      15844.30                    17546.24
  1993/12/31      15997.22                    17688.36
  1994/01/31      16144.54                    17863.70
  1994/02/28      16059.41                    17739.04
  1994/03/31      15877.41                    17277.12
  1994/04/30      15807.86                    17149.85
  1994/05/31      15942.42                    17217.71
  1994/06/30      16024.02                    17180.43
  1994/07/31      16280.18                    17524.39
  1994/08/31      16353.12                    17579.73
  1994/09/30      16175.87                    17329.55
  1994/10/31      16208.71                    17319.64
  1994/11/30      16192.54                    17265.47
  1994/12/31      16307.83                    17403.23
  1995/01/31      16616.14                    17775.74
  1995/02/28      16988.13                    18229.50
  1995/03/31      17060.23                    18315.42
  1995/04/30      17329.20                    18575.80
  1995/05/31      17874.44                    19161.50
  1995/06/30      18010.80                    19270.42
  1995/07/31      18051.71                    19303.63
  1995/08/31      18274.45                    19503.42
  1995/09/30      18463.36                    19674.97
  1995/10/31      18668.75                    19850.01
  1995/11/30      18875.45                    20076.89
  1995/12/31      19083.40                    20327.65
  1996/01/31      19239.64                    20480.85
  1996/02/29      19117.05                    20310.76
  1996/03/31      19047.69                    20237.37
  1996/04/30      19007.99                    20180.28
  1996/05/31      18934.39                    20121.45
  1996/06/30      19195.70                    20398.43
  1996/07/31      19264.24                    20473.28
  1996/08/31      19259.99                    20472.99
  1996/09/30      19564.81                    20815.79
  1996/10/31      19926.82                    21224.12
  1996/11/30      20234.68                    21527.89
  1996/12/31      20120.58                    21415.17
  1997/01/31      20246.50                    21574.20
  1997/02/28      20312.51                    21646.13
  1997/03/31      20117.24                    21442.26
  1997/04/30      20426.79                    21784.19
  1997/05/31      20623.80                    21997.38
  1997/06/30      20860.84                    22253.97
  1997/07/31      21233.80                    22673.37
  1997/08/31      21205.90                    22619.48
  1997/09/30      21430.81                    22906.36
  1997/10/31      21654.72                    23160.33
  1997/11/30      21722.06                    23236.35
  1997/12/31      21907.99                    23448.09
  1998/01/31      22112.85                    23681.37
  1998/02/28      22138.14                    23731.47
  1998/03/31      22226.51                    23831.95
  1998/04/30      22333.11                    23966.80
IMATRL PRASUN   SHR__CHT 19980430 19980508 103358 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class T on April 30, 1988, and the current maximum 3.50% sales charge was paid. As the chart shows, by April 30, 1998, the value of the investment would have grown to $22,333 - a 123.33% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,967 - a 139.67% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
             SIX MONTHS  MARCH 3, 1997
             ENDED       (COMMENCEMENT OF
             APRIL 30,   SALE OF CLASS T
                         SHARES) TO
                         OCTOBER 31,

             1998        1997

DIVIDEND RETURN      2.95%  4.12%

CAPITAL RETURN       0.18%  2.53%

TOTAL RETURN         3.13%  6.65%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            5.28(CENTS)  32.07(CENTS)  64.99(CENTS)

ANNUALIZED DIVIDEND RATE       5.83%        5.87%         5.92%

30-DAY ANNUALIZED YIELD        5.67%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.01 over the past one month, $11.02 over the past six months, and $10.98 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses, the yield would have been 5.25%.
ADVISOR MORTGAGE SECURITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a .90% 12b-1 fee.
Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class
B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998               PAST 6  PAST 1  PAST 5  PAST 10
                                           MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - CL B    2.80%   8.61%   43.33%  129.68%

FIDELITY ADV MORTGAGE SECURITIES - CL B    -2.19%  3.61%   41.33%  129.68%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MORTGAGE                                3.48%   10.02%  39.88%  139.67%

US MORTGAGE FUNDS AVERAGE                  2.99%   9.06%   32.26%  114.30%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Class B's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 67 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998              PAST 1  PAST 5  PAST 10
                                          YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - CL B   8.61%   7.46%   8.67%

FIDELITY ADV MORTGAGE SECURITIES - CL B   3.61%   7.16%   8.67%
(INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MORTGAGE                               10.02%  6.94%   9.13%

US MORTGAGE FUNDS AVERAGE                 9.06%   5.73%   7.90%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL B       LB Mortgage Backed Secs
             00238                       LB006
  1988/04/30      10000.00                    10000.00
  1988/05/31       9958.41                     9929.23
  1988/06/30      10157.71                    10211.74
  1988/07/31      10133.57                    10177.08
  1988/08/31      10146.44                    10199.50
  1988/09/30      10350.51                    10453.76
  1988/10/31      10544.49                    10682.98
  1988/11/30      10405.06                    10527.45
  1988/12/31      10339.24                    10472.40
  1989/01/31      10526.84                    10653.85
  1989/02/28      10471.10                    10585.99
  1989/03/31      10491.79                    10602.59
  1989/04/30      10685.46                    10816.66
  1989/05/31      10938.36                    11151.59
  1989/06/30      11203.08                    11425.66
  1989/07/31      11403.67                    11684.29
  1989/08/31      11283.22                    11532.84
  1989/09/30      11332.48                    11614.68
  1989/10/31      11557.25                    11880.01
  1989/11/30      11668.62                    12008.74
  1989/12/31      11749.05                    12079.80
  1990/01/31      11640.81                    11995.34
  1990/02/28      11718.35                    12065.82
  1990/03/31      11727.56                    12095.53
  1990/04/30      11626.12                    11986.89
  1990/05/31      11964.12                    12358.82
  1990/06/30      12137.56                    12554.24
  1990/07/31      12313.95                    12772.10
  1990/08/31      12281.38                    12636.38
  1990/09/30      12346.94                    12740.06
  1990/10/31      12473.43                    12884.52
  1990/11/30      12746.37                    13154.51
  1990/12/31      12966.23                    13374.98
  1991/01/31      13100.78                    13578.27
  1991/02/28      13184.65                    13692.73
  1991/03/31      13273.34                    13785.93
  1991/04/30      13417.02                    13912.92
  1991/05/31      13486.77                    14035.24
  1991/06/30      13520.50                    14047.76
  1991/07/31      13714.70                    14285.42
  1991/08/31      13976.79                    14545.22
  1991/09/30      14194.99                    14817.82
  1991/10/31      14362.77                    15063.35
  1991/11/30      14450.58                    15172.56
  1991/12/31      14731.30                    15477.50
  1992/01/31      14660.43                    15298.67
  1992/02/29      14806.31                    15443.43
  1992/03/31      14703.99                    15344.98
  1992/04/30      14841.84                    15495.85
  1992/05/31      15086.81                    15775.16
  1992/06/30      15246.66                    15961.26
  1992/07/31      15220.49                    16100.77
  1992/08/31      15318.94                    16310.47
  1992/09/30      15415.11                    16437.45
  1992/10/31      15261.82                    16293.29
  1992/11/30      15335.59                    16344.26
  1992/12/31      15534.60                    16555.41
  1993/01/31      15676.33                    16772.97
  1993/02/28      15810.59                    16943.06
  1993/03/31      15913.84                    17045.87
  1993/04/30      16024.94                    17133.83
  1993/05/31      16072.38                    17231.40
  1993/06/30      16268.45                    17363.33
  1993/07/31      16357.88                    17432.65
  1993/08/31      16388.34                    17514.78
  1993/09/30      16424.14                    17529.93
  1993/10/31      16453.35                    17580.60
  1993/11/30      16418.96                    17546.24
  1993/12/31      16577.43                    17688.36
  1994/01/31      16730.10                    17863.70
  1994/02/28      16641.87                    17739.04
  1994/03/31      16453.27                    17277.12
  1994/04/30      16381.20                    17149.85
  1994/05/31      16520.65                    17217.71
  1994/06/30      16605.21                    17180.43
  1994/07/31      16870.65                    17524.39
  1994/08/31      16946.24                    17579.73
  1994/09/30      16762.56                    17329.55
  1994/10/31      16796.60                    17319.64
  1994/11/30      16779.84                    17265.47
  1994/12/31      16899.30                    17403.23
  1995/01/31      17218.80                    17775.74
  1995/02/28      17604.28                    18229.50
  1995/03/31      17678.99                    18315.42
  1995/04/30      17957.72                    18575.80
  1995/05/31      18522.74                    19161.50
  1995/06/30      18664.04                    19270.42
  1995/07/31      18706.43                    19303.63
  1995/08/31      18937.26                    19503.42
  1995/09/30      19133.02                    19674.97
  1995/10/31      19345.86                    19850.01
  1995/11/30      19560.05                    20076.89
  1995/12/31      19775.54                    20327.65
  1996/01/31      19937.45                    20480.85
  1996/02/29      19810.41                    20310.76
  1996/03/31      19738.54                    20237.37
  1996/04/30      19697.40                    20180.28
  1996/05/31      19621.13                    20121.45
  1996/06/30      19891.91                    20398.43
  1996/07/31      19962.95                    20473.28
  1996/08/31      19958.54                    20472.99
  1996/09/30      20274.41                    20815.79
  1996/10/31      20649.55                    21224.12
  1996/11/30      20968.58                    21527.89
  1996/12/31      20850.34                    21415.17
  1997/01/31      20980.83                    21574.20
  1997/02/28      21049.23                    21646.13
  1997/03/31      20835.71                    21442.26
  1997/04/30      21146.92                    21784.19
  1997/05/31      21318.16                    21997.38
  1997/06/30      21571.14                    22253.97
  1997/07/31      21924.35                    22673.37
  1997/08/31      21882.42                    22619.48
  1997/09/30      22102.95                    22906.36
  1997/10/31      22341.97                    23160.33
  1997/11/30      22379.25                    23236.35
  1997/12/31      22558.67                    23448.09
  1998/01/31      22777.97                    23681.37
  1998/02/28      22792.73                    23731.47
  1998/03/31      22850.29                    23831.95
  1998/04/30      22968.12                    23966.80
IMATRL PRASUN   SHR__CHT 19980430 19980508 103342 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class B on April 30, 1988. As the chart shows, by April 30, 1998, the value of the investment would have grown to $22,968 - a 129.68% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,967 - a 139.67% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
             SIX MONTHS  MARCH 3, 1997
             ENDED       (COMMENCEMENT OF
             APRIL 30,   SALE OF CLASS B
                         SHARES) TO
                         OCTOBER 31,

             1998        1997

DIVIDEND RETURN      2.62%  3.66%

CAPITAL RETURN       0.18%  2.52%

TOTAL RETURN         2.80%  6.18%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            4.67(CENTS)  28.50(CENTS)  57.64(CENTS)

ANNUALIZED DIVIDEND RATE       5.17%        5.22%         5.25%

30-DAY ANNUALIZED YIELD        N/A          -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.00 over the past one month, $11.02 over the past six months, and $10.97 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class B has a longer, more stable operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A continued lack of inflationary
pressure resulted in a relatively
favorable investing climate for
bonds during the six months that
ended April 30, 1998. The Lehman
Brothers Aggregate Bond Index -
a broad gauge of the U.S. taxable
investment-grade bond market -
returned 3.59% during this period.
Global volatility and historically low
interest rates were the main stories
in late 1997. As financial problems
in Asia came to a head, wary stock
investors sought investments offering
lower volatility - helping the U.S.
bond market. The Lehman Brothers
Corporate Bond Index returned
3.83% for the six months. Corporate
bonds benefited from continued
economic growth and demand for
yield, although they faltered
somewhat in January 1998 when
investors feared a slowdown in
demand in Asia would eat into
corporate earnings.
Mortgage-backed bonds performed
well during the period, even though
lower interest rates resulted in more
mortgage prepayment activity in
early 1998. The Lehman Brothers
Mortgage-Backed Securities Index
generated a six-month return of
3.48%. High-yield and
emerging-market issues performed
very well during the first four months
of 1998. The period ended on a
positive note for the bond market as
the Commerce Department reported
that gross domestic product grew at
a stronger-than-expected rate of
4.2% in the first quarter of 1998 and
employment costs grew at a
slower-than-expected pace - signs of
continued strong economic growth
and benign inflation. However, the
Federal Reserve Board tempered this
news slightly with warnings about
the rising prices of stocks and real
estate.
An interview with Thomas Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the six-month period that ended April 30, 1998, the fund's Class A, Class T and Class B shares returned 3.14%, 3.13% and 2.80%, respectively. These returns compare with the 2.99% return of the U.S. mortgage funds average tracked by Lipper Analytical Services, and the 3.48% return for the Lehman Brothers Mortgage-Backed Securities Index. For the 12-month period that ended April 30, the fund's Class A, Class T and Class B shares returned 9.38%, 9.33% and 8.61%, respectively, versus 9.06% for the Lipper average and 10.02% for the Lehman index.
Q. WHAT WAS THE MORTGAGE MARKET LIKE DURING THE PAST SIX MONTHS?
A. The market was surprisingly strong during the period. U.S. Treasury securities began to rally sharply in November, spurred by low inflation in the United States and strong demand by foreigners for U.S. dollar assets. The economy grew at an annualized rate of 4.8% in the first quarter of 1998, and consumer spending soared, yet inflation recorded its smallest increase since 1964. Investors took the rapid economic growth in stride, counting on the negative trade effects of the Asian slump to offset any price increases. As bond prices were bid higher, the yield on the 10-year Treasury dropped to 5.35% from 6.00% at the start of the period. Usually, when Treasuries are this strong mortgage-backed securities suffer due to prepayment concerns. To explain, as interest rates fall, many homeowners refinance their mortgages, returning the principal to mortgage investors. In addition to disrupting an investor's income stream, this prepayment of principal forces the investor to reinvest at lower prevailing rates. In January, mortgage refinancing reached an all-time high, as measured by the Mortgage Bankers Refinancing Index. But investors did not abandon mortgages. Many, seeking the relatively higher yields offered by these securities, simply reinvested their prepaid principal, keeping demand for mortgages strong.
Q. DID YOU LIMIT THE FUND'S EXPOSURE TO BONDS THAT WERE VULNERABLE TO
PREPAYMENT?
A. Avoiding prepayments was the focus of my investment strategy throughout the period. First, I overweighted the fund's holdings of commercial mortgage-backed securities (CMBS). Unlike other mortgages, CMBS issues have the advantage of prepayment protection. For example, some loans have provisions that prohibit prepayment within the first five years. In November, with the Asian crisis in full bloom, CMBS issues underperformed in line with corporate bonds because investors feared a significant slowdown in Asia would heighten credit risk in the United States. I took the opportunity to increase the fund's position in these securities at depressed prices, and they helped fund performance when prepayment risk increased in other segments of the mortgage market. The second prong of my strategy was to underweight (relative to the index) exposure to securities with the highest risk of prepayment. That included Fannie Mae and Freddie Mac bonds with coupons - stated yields at issuance - ranging from 7.5% to 8.5%. Outside this range, I traded Freddie Mac and Fannie Mae 30-year issues for 15-year bonds, given that homeowners with 30-year mortgages are more likely to refinance than those with mortgages of shorter duration. Finally, I reconfigured the fund's Ginnie Mae holdings. Purchases were concentrated in new issues, since a homeowner is less likely to refinance a brand new mortgage; and old issues, where homeowners have passed over previous opportunities to refinance and thus are not likely to refinance now.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. It plays a very important role. It's the fund's benchmark index and represents the universe of agency fixed-rate mortgage-backed securities. I use the index as a starting point for my investment decisions, managing the fund to be generally as sensitive to changes in interest rates as the index. In addition, I refer to the index when deciding how to allocate assets among different maturities and segments of the mortgage market, based on my view of the relative value of each maturity or segment.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The only disappointment was that there wasn't more price volatility. The fund is managed with a value focus, benefiting from occasional dips in the market. An uninterrupted ascent in the bond market during the period left little room for opportunities to buy mispriced or overlooked securities.
Q. WHAT'S YOUR OUTLOOK?
A. As long as there is the potential for lower interest rates, prepayment will continue to be a risk for mortgage investors. I intend to remain on the defensive until there is a clear change in the economic landscape or until the Federal Reserve Board signals a favorable shift in monetary policy. Also, I expect to continue to look for better-yielding opportunities in the CMBS market and elsewhere. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
TOM SILVIA ON
MORTGAGE-BACKED SECURITIES:
"CREATED IN THE 1980S,
MORTGAGE-BACKED SECURITIES HAVE
BECOME AN IMPORTANT INVESTMENT
FOR ALL FIXED-INCOME INVESTORS.
ISSUERS OF MORTGAGE-BACKED
SECURITIES CREATE A POOL OF
MORTGAGES AND THEN SELL A SECURITY
BASED ON THAT POOL TO INVESTORS.
GINNIE MAES REPRESENT SHARES IN
POOLS OF MORTGAGES ISSUED IN
ACCORDANCE WITH GUIDELINES SET BY
THE FEDERAL HOUSING ADMINISTRATION
OR THE VETERANS ADMINISTRATION, AND
INSURED BY THE GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION. GINNIE MAES
ARE THE ONLY MORTGAGE-RELATED
SECURITIES BACKED BY THE FULL FAITH
AND CREDIT OF THE U.S. GOVERNMENT.
"THE FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FANNIE MAE) AND
FEDERAL HOME LOAN MORTGAGE
CORPORATION (FREDDIE MAC) PACKAGE
POOLS OF MORTGAGES ISSUED BY PRIVATE
LENDERS AND USUALLY INCORPORATE
SOME FORM OF PRIVATE MORTGAGE
INSURANCE. UNLIKE GINNIE MAES, THEY
LACK THE FULL FAITH AND CREDIT BACKING
OF THE U.S. GOVERNMENT.
"INVESTING IN MORTGAGES IS MADE
MORE COMPLEX BY A 30-YEAR
AMORTIZATION SCHEDULE, THE
UNPREDICTABILITY OF CASH FLOW AND BY
MONTHLY RATHER THAN SEMIANNUAL
PAYMENTS OF PRINCIPAL AND INTEREST.
FOR EXAMPLE, WHEN HOMEOWNERS PAY
DOWN THEIR MORTGAGES AHEAD OF
SCHEDULE OR REFINANCE AT LOWER RATES,
THOSE PAYMENTS OF PRINCIPAL ARE
RETURNED TO INVESTORS, WHO MUST
REINVEST THE PROCEEDS AT PREVAILING
INTEREST RATES. "
FUND FACTS
GOAL: HIGH CURRENT INCOME BY
INVESTING IN MORTGAGE-RELATED
SECURITIES OF ALL KINDS
START DATE: DECEMBER 31, 1984
SIZE: AS OF APRIL 30, 1998,
MORE THAN $505 MILLION
MANAGER: THOMAS SILVIA, SINCE
1997; JOINED FIDELITY IN 1993
(CHECKMARK)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF APRIL 30, 1998
             % OF FUND'S   % OF FUND'S INVESTMENTS
             INVESTMENTS   6 MONTHS AGO

 LESS THAN   0.7           0.9
6%

 6 -         25.1          31.7
 6.99%

 7 -         41.7          43.4
 7.99%

 8 -         11.6          9.0
 8.99%

 9 -         6.3           7.2
 9.99%

10 -         3.0           3.8
10.99%

11% AND      2.1           2.6
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1998
                                                  6 MONTHS AGO

YEARS  5.3                                        5.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1998
                                                  6 MONTHS AGO

YEARS  2.8                                        2.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998 AS OF OCTOBER 31, 1997
ROW: 1, COL: 1, VALUE: 9.5
ROW: 1, COL: 2, VALUE: 18.0
ROW: 1, COL: 3, VALUE: 72.5
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 7.0
ROW: 1, COL: 3, VALUE: 91.0
MORTGAGE-BACKED
SECURITIES 72.5%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 18.0%
SHORT-TERM
INVESTMENTS 9.5%
MORTGAGE-BACKED
SECURITIES 91.7%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 6.9%
SHORT-TERM
INVESTMENTS 1.4%
INVESTMENTS APRIL 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 72.5%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FANNIE MAE - 20.3%
6%, 4/1/00 to 5/1/26 $ 33,883,750 $ 33,417,319
6 1/2%, 9/1/10 to 8/1/24  10,792,885  10,863,912
7%, 2/1/24 to 5/1/28 (c)  41,608,414  42,075,115
7 1/2%, 3/1/22 to 12/1/22  3,059,389  3,146,531
8%, 1/1/07 to 7/1/08  100,679  103,349
8 1/4%, 1/1/13  112,081  116,794
8 1/2%, 11/1/03 to 11/1/18  2,834,656  2,970,321
8 3/4%, 11/1/08 to 7/1/09  214,959  224,502
9%, 1/1/08 to 2/1/13   816,512  859,828
9 1/2%, 5/1/03 to 8/1/22  10,462,129  11,020,301
11%, 12/1/02 to 8/1/10  2,224,562  2,439,069
12 1/4%, 5/1/13 to 6/1/15  465,765  539,713
12 1/2%, 5/1/14 to 3/1/16  616,184  717,626
12 3/4%, 6/1/13 to 7/1/15  349,287  410,104
13 1/2%, 9/1/13 to 12/1/14  187,194  225,557
14%, 11/1/14  42,790  52,004
  109,182,045
FREDDIE MAC - 26.7%
5%, 7/1/10  3,639,119  3,463,986
6 1/2%, 1/1/24 to 7/1/24  28,352,919  28,240,987
7%, 5/1/99 to 12/1/12  55,430,365  56,489,310
7 1/2%, 2/1/28 to 3/1/28  31,891,349  32,698,519
8%, 10/1/07 to 4/1/21  1,179,129  1,232,387
8 1/2%, 7/1/09 to 1/1/20  2,744,468  2,891,742
9%, 9/1/08 to 5/1/21  9,992,208  10,660,993
10%, 11/1/03 to 5/1/19  1,992,781  2,156,650
10 1/2%, 8/1/10 to 12/1/20  2,239,131  2,494,117
11 1/2%, 4/1/12  86,075  95,840
11 3/4%, 6/1/11  68,151  77,869
12 1/4%, 6/1/14 to 7/1/15  205,271  239,572
12 1/2%, 5/1/12 to 4/1/15  1,034,426  1,202,582
12 3/4%, 6/1/05 to 3/1/15  181,015  205,317
13%, 1/1/11 to 6/1/15  1,649,401  1,959,715
  144,109,586
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 25.5%
7 1/2%, 7/15/05 to 2/15/28  54,984,627  56,519,194
8%, 4/15/02 to 2/15/28  51,266,885  53,185,846
8 1/2%, 7/15/16 to 6/15/18  1,646,015  1,759,463
9%, 10/15/04 to 4/15/18  5,110,275  5,485,923
9 1/2%, 6/15/09 to 12/15/24  5,360,212  5,797,301
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
10%, 1/15/18 to 1/15/26 $ 9,495,440 $ 10,507,473
10 1/2%, 6/15/98 to 2/15/18  1,113,023  1,213,966
11%, 1/15/10 to 9/15/19  2,458,070  2,779,737
11 1/2%, 10/15/10 to 7/15/18  86,583  98,232
13%, 10/15/13  103,008  121,839
13 1/2%, 7/15/11 to 10/15/14  88,569  105,786
  137,574,760
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $385,963,779)    390,866,391
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY - 0.0%
Freddie Mac sequential pay
Series1353 Class A, 5 1/2%, 11/15/04
(cost $65,110)  69,881  69,597
COMMERCIAL MORTGAGE SECURITIES - 18.0%
Bankers Trust Remic Trust 1988-1 floater Series 1998-S1A
Class D, 6.54%, 11/28/02 (a)(b)  3,890,000  3,874,805
CBM Funding Corp. sequential pay Series 1996-1
Class A-3PI, 7.08%, 11/1/07  2,300,000  2,377,266
CS First Boston Mortgage Securities Corp. Series 1997-C2
Class D, 7.27%, 4/17/11  1,850,000  1,857,227
Deutsche Mortgage and Asset Receiving Corp.
Series 1998-C1 Class D, 7.231%, 7/15/12  10,200,000  10,180,875
Federal Deposit Insurance Corp. sequential pay
Series 1996-C1 Class 1A, 6 3/4%, 5/25/26  8,188,946  8,201,475
General Motors Acceptance Corp. Commercial Mortgage
Securities, Inc. Series 1997-C2 Class E,
7.624%, 4/15/11  1,600,000  1,619,072
Nomura Asset Securities Corp. Series 1998-D6
Class A-4, 7.35%, 3/15/30 (b)  15,000,000  15,014,063
Nomura Depositor Trust floater Series 1998-ST1A :
Class A-4, 6.53%, 1/15/03 (a)(b)  7,900,000  7,917,281
 Class A-5, 6.87%, 1/15/03 (a)(b)  5,278,196  5,288,093
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Structured Asset Securities Corp.:
commercial Series 1992-M1 Class C, 7.05%, 11/25/02 $ 3,192,522 $
3,025,912
 floater Series 1997-C1 Class C, 6.60%, 7/25/00 (a)(b)  15,610,888
15,606,009
 Series 1997-NI Class C, 6.055%, 9/25/28 (a)  3,553,497  3,552,387
Thirteen Affiliates of General Growth Properties, Inc.
Series 1 Class D-1, 6.917%, 11/15/04 (a)  18,200,000  18,167,604
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $95,943,674)   96,682,069
CERTIFICATES OF DEPOSIT - 8.4%
Sanwa Bank Ltd. Japan yankee 5.71%, 5/29/98  25,000,000  24,998,283
Sumitomo Bank Ltd. Japan yankee 5.71%, 5/18/98  20,000,000  19,999,070
TOTAL CERTIFICATES OF DEPOSIT
(Cost $45,000,000)   44,997,353
CASH EQUIVALENTS - 1.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements (U.S. Treasury
obligations), in a joint trading account at 5 1/2%,
dated 4/30/98 due 5/1/98 $ 6,154,939  6,154,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $533,126,563)   $ 538,769,410
LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $54,406,179 or 10.8% of net assets.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) A portion of the security was purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements). INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $533,194,047. Net unrealized appreciation aggregated $5,575,363, of which $7,156,070 related to appreciated investment securities and $1,580,707 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 538,769,410
AGREEMENTS OF $6,154,000) (COST $533,126,563) - SEE
ACCOMPANYING SCHEDULE

CASH                                                                       2,909

RECEIVABLE FOR INVESTMENTS SOLD                                            23,383,991

RECEIVABLE FOR FUND SHARES SOLD                                            574,591

INTEREST RECEIVABLE                                                        2,954,792

 TOTAL ASSETS                                                              565,685,693

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 39,859,866
REGULAR DELIVERY

 DELAYED DELIVERY                                            19,268,521

PAYABLE FOR FUND SHARES REDEEMED                             320,472

DISTRIBUTIONS PAYABLE                                        382,390

ACCRUED MANAGEMENT FEE                                       171,284

DISTRIBUTION FEES PAYABLE                                    5,088

OTHER PAYABLES AND ACCRUED EXPENSES                          187,928

 TOTAL LIABILITIES                                                         60,195,549

NET ASSETS                                                                $ 505,490,144

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 492,840,841

UNDISTRIBUTED NET INVESTMENT INCOME                                        1,014,386

ACCUMULATED UNDISTRIBUTED NET REALIZED                                     5,992,070
GAIN (LOSS) ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  5,642,847

NET ASSETS                                                                $ 505,490,144


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 APRIL 30, 1998  (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $11.01
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($559,031 (DIVIDED BY) 50,778 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $11.01)           $11.56

CLASS T:                                                         $11.01
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($12,719,495 (DIVIDED BY) 1,155,074 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.01)           $11.41

CLASS B:                                                         $11.01
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($3,920,411 (DIVIDED BY) 356,203 SHARES) A

INITIAL CLASS:                                                   $11.02
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($466,438,664 (DIVIDED BY) 42,326,197 SHARES)

INSTITUTIONAL CLASS:                                             $11.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($21,852,543 (DIVIDED BY) 1,986,173 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 18,182,971
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 1,126,273

TRANSFER AGENT FEES                                        512,973

DISTRIBUTION FEES                                          27,655

ACCOUNTING FEES AND EXPENSES                               103,672

NON-INTERESTED TRUSTEES' COMPENSATION                      5,862

CUSTODIAN FEES AND EXPENSES                                55,136

REGISTRATION FEES                                          93,291

AUDIT                                                      43,841

LEGAL                                                      14,306

MISCELLANEOUS                                              2,547

 TOTAL EXPENSES BEFORE REDUCTIONS                          1,985,556

 EXPENSE REDUCTIONS                                        (105,519)    1,880,037

NET INVESTMENT INCOME                                                   16,302,934

REALIZED AND UNREALIZED GAIN (LOSS)                                     6,657,378
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                 (6,160,268)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                         497,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 16,800,044
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED  THREE MONTHS      YEAR ENDED
                                          APRIL 30, 1998    ENDED             JULY 31,
                                          (UNAUDITED)       OCTOBER 31, 1997  1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                $ 16,302,934      $ 8,459,090       $ 32,193,238
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                  6,657,378         1,110,586         4,296,274

 CHANGE IN NET UNREALIZED                  (6,160,268)       1,347,376         14,164,021
 APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS     16,800,044        10,917,052        50,653,533
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS              (15,577,043)      (8,349,402)       (32,649,725)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                    (1,430,037)       (3,850,848)       (5,039,533)

 TOTAL DISTRIBUTIONS                       (17,007,080)      (12,200,250)      (37,689,258)

SHARE TRANSACTIONS - NET                   (26,208,431)      (703,316)         32,765,543
INCREASE (DECREASE)

  TOTAL INCREASE (DECREASE) IN             (26,415,467)      (1,986,514)       45,729,818
  NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                       531,905,611       533,892,125       488,162,307

 END OF PERIOD (INCLUDING UNDISTRIBUTED   $ 505,490,144     $ 531,905,611     $ 533,892,125
NET INVESTMENT INCOME OF
$1,014,386, $290,731 AND
$230,506, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                     SIX MONTHS      THREE MONTHS   YEAR ENDED
                                                     ENDED           ENDED          JULY 31,
                                                     APRIL 30, 1998  OCTOBER 31,

                                                     (UNAUDITED)     1997           1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 11.020        $ 11.050       $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME F                              .339           .170           .268

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .002           .048           .224

 TOTAL FROM INVESTMENT OPERATIONS                     .341           .218           .492

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                           (.321)         (.168)         (.272)

 FROM NET REALIZED GAIN                               (.030)         (.080)         -

 TOTAL DISTRIBUTIONS                                  (.351)         (.248)         (.272)

NET ASSET VALUE, END OF PERIOD                       $ 11.010        $ 11.020       $ 11.050

TOTAL RETURN B, C                                     3.14%          2.00%          4.61%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 559           $ 1,648        $ 1,586

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% A, D      .90% A, D      .90% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.92% A        6.18% A        6.09% A

PORTFOLIO TURNOVER RATE                               247% A         125% A         149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


FINANCIAL HIGHLIGHTS - CLASS T
                                                     SIX MONTHS      THREE MONTHS   YEAR ENDED
                                                     ENDED           ENDED          JULY 31,
                                                     APRIL 30, 1998  OCTOBER 31,

                                                     (UNAUDITED)     1997           1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 11.020        $ 11.050       $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME F                              .333           .167           .255

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .008           .048           .233

 TOTAL FROM INVESTMENT OPERATIONS                     .341           .215           .488

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                           (.321)         (.165)         (.268)

 FROM NET REALIZED GAIN                               (.030)         (.080)         -

 TOTAL DISTRIBUTIONS                                  (.351)         (.245)         (.268)

NET ASSET VALUE, END OF PERIOD                       $ 11.010        $ 11.020       $ 11.050

TOTAL RETURN B, C                                     3.13%          1.98%          4.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 12,719        $ 14,649       $ 12,193

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.00% A, D     1.00% A, D     1.00% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    6.08% A        6.10% A        5.99% A

PORTFOLIO TURNOVER RATE                               247% A         125% A         149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


FINANCIAL HIGHLIGHTS - CLASS B
                                                     SIX MONTHS      THREE MONTHS  YEAR ENDED
                                                     ENDED           ENDED         JULY 31,
                                                     APRIL 30, 1998  OCTOBER 31,

                                                     (UNAUDITED)     1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 11.020        $ 11.040      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME F                              .293           .142          .234

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .012           .065          .214

 TOTAL FROM INVESTMENT OPERATIONS                     .305           .207          .448

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                           (.285)         (.147)        (.238)

 FROM NET REALIZED GAIN                               (.030)         (.080)        -

 TOTAL DISTRIBUTIONS                                  (.315)         (.227)        (.238)

NET ASSET VALUE, END OF PERIOD                       $ 11.010        $ 11.020      $ 11.040

TOTAL RETURN B, C                                     2.80%          1.90%         4.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 3,920         $ 1,587       $ 823

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.65% A, D     1.65% A, D    1.65% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.46% A        5.32% A       5.34% A

PORTFOLIO TURNOVER RATE                               247% A         125% A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.






 FINANCIAL HIGHLIGHTS - INITIAL CLASS   SIX MONTHS ENDED   THREE MONTHS           YEARS ENDED JULY 31,
                                        APRIL 30, 1998     ENDED
                                        (UNAUDITED)        OCTOBER 31,
                                                           1997

                                                                           1997      1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD                     $11.020            $11.050         $10.780   $10.890    $10.580    $10.910   $10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                  .349 D             .176 D          .678 D    .729       .772       .570      .788

 NET REALIZED AND UNREALIZED
 GAIN (LOSS)                            .017               .047            .391      (.015)     .325       (.242)    (.007)

 TOTAL FROM INVESTMENT OPERATIONS       .366               .223            1.069     .714       1.097      .328      .781

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME             (.336)             (.173)          (.689)    (.724)     (.737)     (.588)    (.701)

 FROM NET REALIZED GAIN                 (.030)             (.080)          (.110)    (.100)     -          (.040)     -

 IN EXCESS OF NET REALIZED GAIN         -                  -               -         -          (.050)     (.030)     -

 TOTAL DISTRIBUTIONS                    (.366)             (.253)          (.799)    (.824)     (.787)     (.658)    (.701)

NET ASSET VALUE, END OF PERIOD          $11.020            $11.020         $11.050   $10.780    $10.890    $10.580   $10.910

TOTAL RETURN B, C                       3.37%              2.05%           10.34%    6.72%      10.88%     3.13%     7.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                           $466,439           $494,304        $506,113  $488,162   $416,241  $365,801  $419,467

RATIO OF EXPENSES TO AVERAGE
NET ASSETS                              .72% A             .72% A          .73%      .74%       .77%      .79%      .76%

RATIO OF EXPENSES TO AVERAGE NET
ASSETS AFTER                            .72% A             .72% A          .73%      .73% E     .77%      .79%      .76%
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO
AVERAGE NET ASSETS                       6.38% A           6.36% A          6.26%     6.75%     7.37%     6.73%     7.18%

PORTFOLIO TURNOVER RATE                  247% A            125% A           149%      221%      329%      563%      278%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                        SIX MONTHS      THREE MONTHS  YEAR ENDED
                                                        ENDED           ENDED         JULY 31,
                                                        APRIL 30, 1998  OCTOBER 31,

                                                        (UNAUDITED)     1997          1997 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.010        $ 11.040      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME G                                 .347           .172          .263

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .008           .050          .226

 TOTAL FROM INVESTMENT OPERATIONS                        .355           .222          .489

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.335)         (.172)        (.279)

 FROM NET REALIZED GAIN                                  (.030)         (.080)        -

 TOTAL DISTRIBUTIONS                                     (.365)         (.252)        (.279)

NET ASSET VALUE, END OF PERIOD                          $ 11.000        $ 11.010      $ 11.040

TOTAL RETURN B, C                                        3.26%          2.05%         4.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 21,853        $ 19,718      $ 13,177

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .75% A, D      .75% A, D     .75% A, D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE    .75% A         .75% A        .70% A, E
REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS       6.36% A        6.35% A       6.29% A

PORTFOLIO TURNOVER RATE                                  247% A         125% A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and losses deferred due to wash sales and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $659,530,789 and $622,974,699, respectively, of which U.S. government and government agency obligations aggregated $514,530,789 and $522,912,224, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
          PAID TO   PAID TO        RETAINED BY
          FDC       INVESTMENT     FDC
                    PROFESSIONALS

CLASS A   $ 610     $ 610          $ 0

CLASS T    16,131    7,974          8,157

CLASS B    10,914    3,031          7,883

          $ 27,655  $ 11,615       $ 16,040

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A    $77

CLASS T    4,857

CLASS B    289


SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
          PAID TO   PAID TO
          FDC       INVESTMENT
                    PROFESSIONALS

CLASS A   $ 5,423   $ 2,979

CLASS T    12,967    8,878

CLASS B    1,849     0 *

          $ 20,239  $ 11,857

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS *

CLASS A                $ 3,047    .75

CLASS T                 29,850    .47

CLASS B                 3,985     .33

INITIAL CLASS           452,315   .19

INSTITUTIONAL CLASS     23,776    .24

                       $ 512,973

* ANNUALIZED.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 22,120

CLASS T               1.00%         35,631

CLASS B               1.65%         21,668

INSTITUTIONAL CLASS   .75%          23,375

                                   $ 102,794

In addition, the fund has entered into an arrangement with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,725 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS    THREE MONTHS  YEAR ENDED
                            ENDED         ENDED         JULY 31,
                            APRIL 30,     OCTOBER 31,

                            1998          1997          1997 A

FROM NET INVESTMENT INCOME

CLASS A                     $ 23,189      $ 24,437      $ 21,750

CLASS T                      376,301       197,984       64,445

CLASS B                      62,661        15,690        8,241

INITIAL CLASS                14,507,792    7,870,955     32,474,399

INSTITUTIONAL CLASS          607,100       240,336       80,890

TOTAL                       $ 15,577,043  $ 8,349,402   $ 32,649,725

FROM NET REALIZED GAIN

CLASS A                     $ 4,543       $ 11,558      $ -

CLASS T                      41,650        92,775        -

CLASS B                      4,901         7,487         -

INITIAL CLASS                1,324,784     3,640,130     5,039,533

INSTITUTIONAL CLASS          54,159        98,898        -

TOTAL                       $ 1,430,037   $ 3,850,848   $ 5,039,533

TOTAL                       $ 17,007,080  $ 12,200,250  $ 37,689,258

A DISTRIBUTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31,
1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                  SHARES                                     DOLLARS

                  SIX MONTHS    THREE         YEAR ENDED     SIX MONTHS      THREE MONTHS    YEAR ENDED
                  ENDED         MONTHS        JULY 31,       ENDED           ENDED           JULY 31,
                  APRIL 30,     ENDED                        APRIL 30,       OCTOBER 31,
                                OCTOBER 31,

                  1998          1997          1997 A         1998            1997            1997 A

CLASS A            71,138        3,210         141,575       $ 784,521       $ 35,261        $ 1,531,983
SHARES SOLD

REINVESTMENT OF    1,704         3,274         1,989          18,762          35,846          21,750
DISTRIBUTIONS

SHARES             (171,581)     (531)         -              (1,888,469)     (5,834)         -
REDEEMED

NET INCREASE       (98,739)      5,953         143,564       $ (1,085,186)   $ 65,273        $ 1,553,733
(DECREASE)

CLASS T            412,180       312,588       1,114,285     $ 4,538,134     $ 3,429,256     $ 12,183,453
SHARES SOLD

REINVESTMENT OF    34,980        25,415        5,597          385,401         278,358         61,712
DISTRIBUTIONS

SHARES             (621,235)     (112,534)     (16,202)       (6,853,036)     (1,233,884)     (177,848)
REDEEMED

NET INCREASE       (174,075)     225,469       1,103,680     $ (1,929,501)   $ 2,473,730     $ 12,067,317
(DECREASE)

CLASS B            230,699       68,692        73,891        $ 2,540,972     $ 753,079       $ 801,025
SHARES SOLD

REINVESTMENT OF    4,918         1,666         687            54,167          18,237          7,506
DISTRIBUTIONS

SHARES             (23,460)      (890)         -              (258,281)       (9,750)         -
REDEEMED

NET INCREASE       212,157       69,468        74,578        $ 2,336,858     $ 761,566       $ 808,531
(DECREASE)

INITIAL CLASS      2,815,520     1,426,619     14,636,021    $ 31,047,102    $ 15,655,743    $ 158,564,289
SHARES SOLD

REINVESTMENT OF    1,181,041     854,187       2,769,613      13,016,826      9,354,223       29,925,102
DISTRIBUTIONS

SHARES             (6,506,507)   (3,241,358)   (16,911,618)   (71,738,410)    (35,550,337)    (183,183,589)
REDEEMED

NET INCREASE       (2,509,946)   (960,552)     494,016       $ (27,674,482)  $ (10,540,371)  $ 5,305,802
(DECREASE)

INSTITUTIONAL      678,393       671,412       1,216,421     $ 7,466,253     $ 7,350,245     $ 13,282,379
CLASS
SHARES SOLD

REINVESTMENT OF    29,739        11,919        3,516          327,334         130,486         38,560
DISTRIBUTIONS

SHARES             (512,714)     (86,048)      (26,465)       (5,649,707)     (944,245)       (290,779)
REDEEMED

NET INCREASE       195,418       597,283       1,193,472     $ 2,143,880     $ 6,536,486     $ 13,030,160
(DECREASE)


A SHARE TRANSACTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 20,096

CLASS T                20,109

CLASS B                20,139

INITIAL CLASS          11,553

INSTITUTIONAL CLASS    21,394

                      $ 93,291

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
MORTGAGE SECURITIES
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7    THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  14   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 23   NOTES TO FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MORTGAGE SECURITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional
Class shares took place on March 3, 1997. Returns prior to March 3,
1997 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED  APRIL 30, 1998               PAST 6  PAST 1  PAST 5  PAST 10
                                            MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - INST CL  3.26%   9.50%   44.71%  131.90%

LB MORTGAGE                                 3.48%   10.02%  39.88%  139.67%

US MORTGAGE FUNDS AVERAGE                   2.99%   9.06%   32.26%  114.30%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 67 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998                PAST 1  PAST 5  PAST 10
                                            YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - INST CL  9.50%   7.67%   8.78%

LB MORTGAGE                                 10.02%  6.94%   9.13%

US MORTGAGE FUNDS AVERAGE                   9.06%   5.73%   7.90%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Mortgage Sec -CL I       LB Mortgage Backed Secs
             00240                       LB006
  1988/04/30      10000.00                    10000.00
  1988/05/31       9958.41                     9929.23
  1988/06/30      10157.71                    10211.74
  1988/07/31      10133.57                    10177.08
  1988/08/31      10146.44                    10199.50
  1988/09/30      10350.51                    10453.76
  1988/10/31      10544.49                    10682.98
  1988/11/30      10405.06                    10527.45
  1988/12/31      10339.24                    10472.40
  1989/01/31      10526.84                    10653.85
  1989/02/28      10471.10                    10585.99
  1989/03/31      10491.79                    10602.59
  1989/04/30      10685.46                    10816.66
  1989/05/31      10938.36                    11151.59
  1989/06/30      11203.08                    11425.66
  1989/07/31      11403.67                    11684.29
  1989/08/31      11283.22                    11532.84
  1989/09/30      11332.48                    11614.68
  1989/10/31      11557.25                    11880.01
  1989/11/30      11668.62                    12008.74
  1989/12/31      11749.05                    12079.80
  1990/01/31      11640.81                    11995.34
  1990/02/28      11718.35                    12065.82
  1990/03/31      11727.56                    12095.53
  1990/04/30      11626.12                    11986.89
  1990/05/31      11964.12                    12358.82
  1990/06/30      12137.56                    12554.24
  1990/07/31      12313.95                    12772.10
  1990/08/31      12281.38                    12636.38
  1990/09/30      12346.94                    12740.06
  1990/10/31      12473.43                    12884.52
  1990/11/30      12746.37                    13154.51
  1990/12/31      12966.23                    13374.98
  1991/01/31      13100.78                    13578.27
  1991/02/28      13184.65                    13692.73
  1991/03/31      13273.34                    13785.93
  1991/04/30      13417.02                    13912.92
  1991/05/31      13486.77                    14035.24
  1991/06/30      13520.50                    14047.76
  1991/07/31      13714.70                    14285.42
  1991/08/31      13976.79                    14545.22
  1991/09/30      14194.99                    14817.82
  1991/10/31      14362.77                    15063.35
  1991/11/30      14450.58                    15172.56
  1991/12/31      14731.30                    15477.50
  1992/01/31      14660.43                    15298.67
  1992/02/29      14806.31                    15443.43
  1992/03/31      14703.99                    15344.98
  1992/04/30      14841.84                    15495.85
  1992/05/31      15086.81                    15775.16
  1992/06/30      15246.66                    15961.26
  1992/07/31      15220.49                    16100.77
  1992/08/31      15318.94                    16310.47
  1992/09/30      15415.11                    16437.45
  1992/10/31      15261.82                    16293.29
  1992/11/30      15335.59                    16344.26
  1992/12/31      15534.60                    16555.41
  1993/01/31      15676.33                    16772.97
  1993/02/28      15810.59                    16943.06
  1993/03/31      15913.84                    17045.87
  1993/04/30      16024.94                    17133.83
  1993/05/31      16072.38                    17231.40
  1993/06/30      16268.45                    17363.33
  1993/07/31      16357.88                    17432.65
  1993/08/31      16388.34                    17514.78
  1993/09/30      16424.14                    17529.93
  1993/10/31      16453.35                    17580.60
  1993/11/30      16418.96                    17546.24
  1993/12/31      16577.43                    17688.36
  1994/01/31      16730.10                    17863.70
  1994/02/28      16641.87                    17739.04
  1994/03/31      16453.27                    17277.12
  1994/04/30      16381.20                    17149.85
  1994/05/31      16520.65                    17217.71
  1994/06/30      16605.21                    17180.43
  1994/07/31      16870.65                    17524.39
  1994/08/31      16946.24                    17579.73
  1994/09/30      16762.56                    17329.55
  1994/10/31      16796.60                    17319.64
  1994/11/30      16779.84                    17265.47
  1994/12/31      16899.30                    17403.23
  1995/01/31      17218.80                    17775.74
  1995/02/28      17604.28                    18229.50
  1995/03/31      17678.99                    18315.42
  1995/04/30      17957.72                    18575.80
  1995/05/31      18522.74                    19161.50
  1995/06/30      18664.04                    19270.42
  1995/07/31      18706.43                    19303.63
  1995/08/31      18937.26                    19503.42
  1995/09/30      19133.02                    19674.97
  1995/10/31      19345.86                    19850.01
  1995/11/30      19560.05                    20076.89
  1995/12/31      19775.54                    20327.65
  1996/01/31      19937.45                    20480.85
  1996/02/29      19810.41                    20310.76
  1996/03/31      19738.54                    20237.37
  1996/04/30      19697.40                    20180.28
  1996/05/31      19621.13                    20121.45
  1996/06/30      19891.91                    20398.43
  1996/07/31      19962.95                    20473.28
  1996/08/31      19958.54                    20472.99
  1996/09/30      20274.41                    20815.79
  1996/10/31      20649.55                    21224.12
  1996/11/30      20968.58                    21527.89
  1996/12/31      20850.34                    21415.17
  1997/01/31      20980.83                    21574.20
  1997/02/28      21049.23                    21646.13
  1997/03/31      20851.06                    21442.26
  1997/04/30      21177.59                    21784.19
  1997/05/31      21385.90                    21997.38
  1997/06/30      21635.94                    22253.97
  1997/07/31      22006.85                    22673.37
  1997/08/31      21982.01                    22619.48
  1997/09/30      22220.06                    22906.36
  1997/10/31      22457.11                    23160.33
  1997/11/30      22531.65                    23236.35
  1997/12/31      22729.61                    23448.09
  1998/01/31      22947.40                    23681.37
  1998/02/28      22978.10                    23731.47
  1998/03/31      23074.78                    23831.95
  1998/04/30      23190.29                    23966.80
IMATRL PRASUN   SHR__CHT 19980430 19980508 103351 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Institutional Class on April 30, 1988. As the chart shows, by April 30, 1998, the value of the investment would have grown to $23,190 - a 131.90% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,967 - a 139.67% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
             SIX MONTHS  MARCH 3, 1997
             ENDED       (COMMENCEMENT OF
             APRIL 30,   SALE OF INSTITUTIONAL
                         CLASS SHARES) TO
                         OCTOBER 31,

             1998        1997

DIVIDEND RETURN      3.08%  4.30%

CAPITAL RETURN       0.18%  2.43%

TOTAL RETURN         3.26%  6.73%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            5.51(CENTS)  33.45(CENTS)  67.65(CENTS)

ANNUALIZED DIVIDEND RATE       6.09%        6.13%         6.17%

30-DAY ANNUALIZED YIELD        6.14%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.00 over the past one month, $11.01 over the past six months, and $10.97 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses, the yield would have been 6.06%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A continued lack of inflationary
pressure resulted in a relatively
favorable investing climate for
bonds during the six months that
ended April 30, 1998. The Lehman
Brothers Aggregate Bond Index -
a broad gauge of the U.S. taxable
investment-grade bond market -
returned 3.59% during this period.
Global volatility and historically low
interest rates were the main stories
in late 1997. As financial problems
in Asia came to a head, wary stock
investors sought investments offering
lower volatility - helping the U.S.
bond market. The Lehman Brothers
Corporate Bond Index returned
3.83% for the six months. Corporate
bonds benefited from continued
economic growth and demand for
yield, although they faltered
somewhat in January 1998 when
investors feared a slowdown in
demand in Asia would eat into
corporate earnings.
Mortgage-backed bonds performed
well during the period, even though
lower interest rates resulted in more
mortgage prepayment activity in
early 1998. The Lehman Brothers
Mortgage-Backed Securities Index
generated a six-month return of
3.48%. High-yield and
emerging-market issues performed
very well during the first four months
of 1998. The period ended on a
positive note for the bond market as
the Commerce Department reported
that gross domestic product grew at
a stronger-than-expected rate of
4.2% in the first quarter of 1998 and
employment costs grew at a
slower-than-expected pace - signs of
continued strong economic growth
and benign inflation. However, the
Federal Reserve Board tempered this
news slightly with warnings about
the rising prices of stocks and real
estate.
An interview with Thomas Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the six-month period that ended April 30, 1998, the fund's Institutional Class shares returned 3.26%, compared with 2.99% for the U.S. mortgage funds average tracked by Lipper Analytical Services, and 3.48% for the Lehman Brothers Mortgage-Backed Securities Index. For the 12-month period that ended April 30, the fund's Institutional Class shares returned 9.50%, versus 9.06% for the Lipper average and 10.02% for the Lehman index.
Q. WHAT WAS THE MORTGAGE MARKET LIKE DURING THE PAST SIX MONTHS?
A. The market was surprisingly strong during the period. U.S. Treasury securities began to rally sharply in November, spurred by low inflation in the United States and strong demand by foreigners for U.S. dollar assets. The economy grew at an annualized rate of 4.8% in the first quarter of 1998, and consumer spending soared, yet inflation recorded its smallest increase since 1964. Investors took the rapid economic growth in stride, counting on the negative trade effects of the Asian slump to offset any price increases. As bond prices were bid higher, the yield on the 10-year Treasury dropped to 5.35% from 6.00% at the start of the period. Usually, when Treasuries are this strong mortgage-backed securities suffer due to prepayment concerns. To explain, as interest rates fall, many homeowners refinance their mortgages, returning the principal to mortgage investors. In addition to disrupting an investor's income stream, this prepayment of principal forces the investor to reinvest at lower prevailing rates. In January, mortgage refinancing reached an all-time high, as measured by the Mortgage Bankers Refinancing Index. But investors did not abandon mortgages. Many, seeking the relatively higher yields offered by these securities, simply reinvested their prepaid principal, keeping demand for mortgages strong.
Q. DID YOU LIMIT THE FUND'S EXPOSURE TO BONDS THAT WERE VULNERABLE TO
PREPAYMENT?
A. Avoiding prepayments was the focus of my investment strategy throughout the period. First, I overweighted the fund's holdings of commercial mortgage-backed securities (CMBS). Unlike other mortgages, CMBS issues have the advantage of prepayment protection. For example, some loans have provisions that prohibit prepayment within the first five years. In November, with the Asian crisis in full bloom, CMBS issues underperformed in line with corporate bonds because investors feared a significant slowdown in Asia would heighten credit risk in the United States. I took the opportunity to increase the fund's position in these securities at depressed prices, and they helped fund performance when prepayment risk increased in other segments of the mortgage market. The second prong of my strategy was to underweight (relative to the index) exposure to securities with the highest risk of prepayment. That included Fannie Mae and Freddie Mac bonds with coupons - stated yields at issuance - ranging from 7.5% to 8.5%. Outside this range, I traded Freddie Mac and Fannie Mae 30-year issues for 15-year bonds, given that homeowners with 30-year mortgages are more likely to refinance than those with mortgages of shorter duration. Finally, I reconfigured the fund's Ginnie Mae holdings. Purchases were concentrated in new issues, since a homeowner is less likely to refinance a brand new mortgage; and old issues, where homeowners have passed over previous opportunities to refinance and thus are not likely to refinance now.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. It plays a very important role. It's the fund's benchmark index and represents the universe of agency fixed-rate mortgage-backed securities. I use the index as a starting point for my investment decisions, managing the fund to be generally as sensitive to changes in interest rates as the index. In addition, I refer to the index when deciding how to allocate assets among different maturities and segments of the mortgage market, based on my view of the relative value of each maturity or segment.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The only disappointment was that there wasn't more price volatility. The fund is managed with a value focus, benefiting from occasional dips in the market. An uninterrupted ascent in the bond market during the period left little room for opportunities to buy mispriced or overlooked securities.
Q. WHAT'S YOUR OUTLOOK?
A. As long as there is the potential for lower interest rates, prepayment will continue to be a risk for mortgage investors. I intend to remain on the defensive until there is a clear change in the economic landscape or until the Federal Reserve Board signals a favorable shift in monetary policy. Also, I expect to continue to look for better-yielding opportunities in the CMBS market and elsewhere. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
TOM SILVIA ON
MORTGAGE-BACKED SECURITIES:
"CREATED IN THE 1980S,
MORTGAGE-BACKED SECURITIES HAVE
BECOME AN IMPORTANT INVESTMENT
FOR ALL FIXED-INCOME INVESTORS.
ISSUERS OF MORTGAGE-BACKED
SECURITIES CREATE A POOL OF
MORTGAGES AND THEN SELL A SECURITY
BASED ON THAT POOL TO INVESTORS.
GINNIE MAES REPRESENT SHARES IN
POOLS OF MORTGAGES ISSUED IN
ACCORDANCE WITH GUIDELINES SET BY
THE FEDERAL HOUSING ADMINISTRATION
OR THE VETERANS ADMINISTRATION, AND
INSURED BY THE GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION. GINNIE MAES
ARE THE ONLY MORTGAGE-RELATED
SECURITIES BACKED BY THE FULL FAITH
AND CREDIT OF THE U.S. GOVERNMENT.
"THE FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FANNIE MAE) AND
FEDERAL HOME LOAN MORTGAGE
CORPORATION (FREDDIE MAC) PACKAGE
POOLS OF MORTGAGES ISSUED BY PRIVATE
LENDERS AND USUALLY INCORPORATE
SOME FORM OF PRIVATE MORTGAGE
INSURANCE. UNLIKE GINNIE MAES, THEY
LACK THE FULL FAITH AND CREDIT BACKING
OF THE U.S. GOVERNMENT.
"INVESTING IN MORTGAGES IS MADE
MORE COMPLEX BY A 30-YEAR
AMORTIZATION SCHEDULE, THE
UNPREDICTABILITY OF CASH FLOW AND BY
MONTHLY RATHER THAN SEMIANNUAL
PAYMENTS OF PRINCIPAL AND INTEREST.
FOR EXAMPLE, WHEN HOMEOWNERS PAY
DOWN THEIR MORTGAGES AHEAD OF
SCHEDULE OR REFINANCE AT LOWER RATES,
THOSE PAYMENTS OF PRINCIPAL ARE
RETURNED TO INVESTORS, WHO MUST
REINVEST THE PROCEEDS AT PREVAILING
INTEREST RATES. "
FUND FACTS
GOAL: HIGH CURRENT INCOME BY
INVESTING IN MORTGAGE-RELATED
SECURITIES OF ALL KINDS
START DATE: DECEMBER 31, 1984
SIZE: AS OF APRIL 30, 1998,
MORE THAN $505 MILLION
MANAGER: THOMAS SILVIA, SINCE
1997; JOINED FIDELITY IN 1993
(CHECKMARK)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF APRIL 30, 1998
             % OF FUND'S   % OF FUND'S INVESTMENTS
             INVESTMENTS   6 MONTHS AGO

 LESS THAN   0.7           0.9
6%

 6 -         25.1          31.7
 6.99%

 7 -         41.7          43.4
 7.99%

 8 -         11.6          9.0
 8.99%

 9 -         6.3           7.2
 9.99%

10 -         3.0           3.8
10.99%

11% AND      2.1           2.6
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1998
            6 MONTHS AGO

YEARS  5.3  5.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1998
            6 MONTHS AGO

YEARS  2.8  2.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998 AS OF OCTOBER 31, 1997
ROW: 1, COL: 1, VALUE: 9.5
ROW: 1, COL: 2, VALUE: 18.0
ROW: 1, COL: 3, VALUE: 72.5
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 7.0
ROW: 1, COL: 3, VALUE: 91.0
MORTGAGE-BACKED
SECURITIES 72.5%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 18.0%
SHORT-TERM
INVESTMENTS 9.5%
MORTGAGE-BACKED
SECURITIES 91.7%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 6.9%
SHORT-TERM
INVESTMENTS 1.4%
INVESTMENTS APRIL 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 72.5%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FANNIE MAE - 20.3%
6%, 4/1/00 to 5/1/26 $ 33,883,750 $ 33,417,319
6 1/2%, 9/1/10 to 8/1/24  10,792,885  10,863,912
7%, 2/1/24 to 5/1/28 (c)  41,608,414  42,075,115
7 1/2%, 3/1/22 to 12/1/22  3,059,389  3,146,531
8%, 1/1/07 to 7/1/08  100,679  103,349
8 1/4%, 1/1/13  112,081  116,794
8 1/2%, 11/1/03 to 11/1/18  2,834,656  2,970,321
8 3/4%, 11/1/08 to 7/1/09  214,959  224,502
9%, 1/1/08 to 2/1/13   816,512  859,828
9 1/2%, 5/1/03 to 8/1/22  10,462,129  11,020,301
11%, 12/1/02 to 8/1/10  2,224,562  2,439,069
12 1/4%, 5/1/13 to 6/1/15  465,765  539,713
12 1/2%, 5/1/14 to 3/1/16  616,184  717,626
12 3/4%, 6/1/13 to 7/1/15  349,287  410,104
13 1/2%, 9/1/13 to 12/1/14  187,194  225,557
14%, 11/1/14  42,790  52,004
  109,182,045
FREDDIE MAC - 26.7%
5%, 7/1/10  3,639,119  3,463,986
6 1/2%, 1/1/24 to 7/1/24  28,352,919  28,240,987
7%, 5/1/99 to 12/1/12  55,430,365  56,489,310
7 1/2%, 2/1/28 to 3/1/28  31,891,349  32,698,519
8%, 10/1/07 to 4/1/21  1,179,129  1,232,387
8 1/2%, 7/1/09 to 1/1/20  2,744,468  2,891,742
9%, 9/1/08 to 5/1/21  9,992,208  10,660,993
10%, 11/1/03 to 5/1/19  1,992,781  2,156,650
10 1/2%, 8/1/10 to 12/1/20  2,239,131  2,494,117
11 1/2%, 4/1/12  86,075  95,840
11 3/4%, 6/1/11  68,151  77,869
12 1/4%, 6/1/14 to 7/1/15  205,271  239,572
12 1/2%, 5/1/12 to 4/1/15  1,034,426  1,202,582
12 3/4%, 6/1/05 to 3/1/15  181,015  205,317
13%, 1/1/11 to 6/1/15  1,649,401  1,959,715
  144,109,586
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 25.5%
7 1/2%, 7/15/05 to 2/15/28  54,984,627  56,519,194
8%, 4/15/02 to 2/15/28  51,266,885  53,185,846
8 1/2%, 7/15/16 to 6/15/18  1,646,015  1,759,463
9%, 10/15/04 to 4/15/18  5,110,275  5,485,923
9 1/2%, 6/15/09 to 12/15/24  5,360,212  5,797,301
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
10%, 1/15/18 to 1/15/26 $ 9,495,440 $ 10,507,473
10 1/2%, 6/15/98 to 2/15/18  1,113,023  1,213,966
11%, 1/15/10 to 9/15/19  2,458,070  2,779,737
11 1/2%, 10/15/10 to 7/15/18  86,583  98,232
13%, 10/15/13  103,008  121,839
13 1/2%, 7/15/11 to 10/15/14  88,569  105,786
  137,574,760
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $385,963,779)    390,866,391
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY - 0.0%
Freddie Mac sequential pay
Series1353 Class A, 5 1/2%, 11/15/04
(cost $65,110)  69,881  69,597
COMMERCIAL MORTGAGE SECURITIES - 18.0%
Bankers Trust Remic Trust 1988-1 floater Series 1998-S1A
Class D, 6.54%, 11/28/02 (a)(b)  3,890,000  3,874,805
CBM Funding Corp. sequential pay Series 1996-1
Class A-3PI, 7.08%, 11/1/07  2,300,000  2,377,266
CS First Boston Mortgage Securities Corp. Series 1997-C2
Class D, 7.27%, 4/17/11  1,850,000  1,857,227
Deutsche Mortgage and Asset Receiving Corp.
Series 1998-C1 Class D, 7.231%, 7/15/12  10,200,000  10,180,875
Federal Deposit Insurance Corp. sequential pay
Series 1996-C1 Class 1A, 6 3/4%, 5/25/26  8,188,946  8,201,475
General Motors Acceptance Corp. Commercial Mortgage
Securities, Inc. Series 1997-C2 Class E,
7.624%, 4/15/11  1,600,000  1,619,072
Nomura Asset Securities Corp. Series 1998-D6
Class A-4, 7.35%, 3/15/30 (b)  15,000,000  15,014,063
Nomura Depositor Trust floater Series 1998-ST1A :
Class A-4, 6.53%, 1/15/03 (a)(b)  7,900,000  7,917,281
 Class A-5, 6.87%, 1/15/03 (a)(b)  5,278,196  5,288,093
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Structured Asset Securities Corp.:
commercial Series 1992-M1 Class C, 7.05%, 11/25/02 $ 3,192,522 $
3,025,912
 floater Series 1997-C1 Class C, 6.60%, 7/25/00 (a)(b)  15,610,888
15,606,009
 Series 1997-NI Class C, 6.055%, 9/25/28 (a)  3,553,497  3,552,387
Thirteen Affiliates of General Growth Properties, Inc.
Series 1 Class D-1, 6.917%, 11/15/04 (a)  18,200,000  18,167,604
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $95,943,674)   96,682,069
CERTIFICATES OF DEPOSIT - 8.4%
Sanwa Bank Ltd. Japan yankee 5.71%, 5/29/98  25,000,000  24,998,283
Sumitomo Bank Ltd. Japan yankee 5.71%, 5/18/98  20,000,000  19,999,070
TOTAL CERTIFICATES OF DEPOSIT
(Cost $45,000,000)   44,997,353
CASH EQUIVALENTS - 1.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements (U.S. Treasury
obligations), in a joint trading account at 5 1/2%,
dated 4/30/98 due 5/1/98 $ 6,154,939  6,154,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $533,126,563)   $ 538,769,410
LEGEND
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $54,406,179 or 10.8% of net assets.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A portion of the security was purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements). INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $533,194,047. Net unrealized appreciation aggregated $5,575,363, of which $7,156,070 related to appreciated investment securities and $1,580,707 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 538,769,410
AGREEMENTS OF $6,154,000) (COST $533,126,563) - SEE
ACCOMPANYING SCHEDULE

CASH                                                                       2,909

RECEIVABLE FOR INVESTMENTS SOLD                                            23,383,991

RECEIVABLE FOR FUND SHARES SOLD                                            574,591

INTEREST RECEIVABLE                                                        2,954,792

 TOTAL ASSETS                                                              565,685,693

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 39,859,866
REGULAR DELIVERY

 DELAYED DELIVERY                                            19,268,521

PAYABLE FOR FUND SHARES REDEEMED                             320,472

DISTRIBUTIONS PAYABLE                                        382,390

ACCRUED MANAGEMENT FEE                                       171,284

DISTRIBUTION FEES PAYABLE                                    5,088

OTHER PAYABLES AND ACCRUED EXPENSES                          187,928

 TOTAL LIABILITIES                                                         60,195,549

NET ASSETS                                                                $ 505,490,144

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 492,840,841

UNDISTRIBUTED NET INVESTMENT INCOME                                        1,014,386

ACCUMULATED UNDISTRIBUTED NET REALIZED                                     5,992,070
GAIN (LOSS) ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  5,642,847

NET ASSETS                                                                $ 505,490,144


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 APRIL 30, 1998  (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $11.01
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($559,031 (DIVIDED BY) 50,778 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $11.01)           $11.56

CLASS T:                                                         $11.01
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($12,719,495 (DIVIDED BY) 1,155,074 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.01)           $11.41

CLASS B:                                                         $11.01
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($3,920,411 (DIVIDED BY) 356,203 SHARES) A

INITIAL CLASS:                                                   $11.02
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($466,438,664 (DIVIDED BY) 42,326,197 SHARES)

INSTITUTIONAL CLASS:                                             $11.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($21,852,543 (DIVIDED BY) 1,986,173 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 18,182,971
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 1,126,273

TRANSFER AGENT FEES                                        512,973

DISTRIBUTION FEES                                          27,655

ACCOUNTING FEES AND EXPENSES                               103,672

NON-INTERESTED TRUSTEES' COMPENSATION                      5,862

CUSTODIAN FEES AND EXPENSES                                55,136

REGISTRATION FEES                                          93,291

AUDIT                                                      43,841

LEGAL                                                      14,306

MISCELLANEOUS                                              2,547

 TOTAL EXPENSES BEFORE REDUCTIONS                          1,985,556

 EXPENSE REDUCTIONS                                        (105,519)    1,880,037

NET INVESTMENT INCOME                                                   16,302,934

REALIZED AND UNREALIZED GAIN (LOSS)                                     6,657,378
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                 (6,160,268)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                         497,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 16,800,044
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED  THREE MONTHS      YEAR ENDED
                                          APRIL 30, 1998    ENDED             JULY 31,
                                          (UNAUDITED)       OCTOBER 31, 1997  1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                $ 16,302,934      $ 8,459,090       $ 32,193,238
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                  6,657,378         1,110,586         4,296,274

 CHANGE IN NET UNREALIZED                  (6,160,268)       1,347,376         14,164,021
 APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS     16,800,044        10,917,052        50,653,533
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS              (15,577,043)      (8,349,402)       (32,649,725)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                    (1,430,037)       (3,850,848)       (5,039,533)

 TOTAL DISTRIBUTIONS                       (17,007,080)      (12,200,250)      (37,689,258)

SHARE TRANSACTIONS - NET                   (26,208,431)      (703,316)         32,765,543
INCREASE (DECREASE)

  TOTAL INCREASE (DECREASE) IN             (26,415,467)      (1,986,514)       45,729,818
  NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                       531,905,611       533,892,125       488,162,307

 END OF PERIOD (INCLUDING UNDISTRIBUTED   $ 505,490,144     $ 531,905,611     $ 533,892,125
NET INVESTMENT INCOME OF
$1,014,386, $290,731 AND
$230,506, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                     SIX MONTHS      THREE MONTHS   YEAR ENDED
                                                     ENDED           ENDED          JULY 31,
                                                     APRIL 30, 1998  OCTOBER 31,

                                                     (UNAUDITED)     1997           1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 11.020        $ 11.050       $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME F                              .339           .170           .268

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .002           .048           .224

 TOTAL FROM INVESTMENT OPERATIONS                     .341           .218           .492

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                           (.321)         (.168)         (.272)

 FROM NET REALIZED GAIN                               (.030)         (.080)         -

 TOTAL DISTRIBUTIONS                                  (.351)         (.248)         (.272)

NET ASSET VALUE, END OF PERIOD                       $ 11.010        $ 11.020       $ 11.050

TOTAL RETURN B, C                                     3.14%          2.00%          4.61%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 559           $ 1,648        $ 1,586

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% A, D      .90% A, D      .90% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.92% A        6.18% A        6.09% A

PORTFOLIO TURNOVER RATE                               247% A         125% A         149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


FINANCIAL HIGHLIGHTS - CLASS T
                                                     SIX MONTHS      THREE MONTHS   YEAR ENDED
                                                     ENDED           ENDED          JULY 31,
                                                     APRIL 30, 1998  OCTOBER 31,

                                                     (UNAUDITED)     1997           1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 11.020        $ 11.050       $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME F                              .333           .167           .255

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .008           .048           .233

 TOTAL FROM INVESTMENT OPERATIONS                     .341           .215           .488

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                           (.321)         (.165)         (.268)

 FROM NET REALIZED GAIN                               (.030)         (.080)         -

 TOTAL DISTRIBUTIONS                                  (.351)         (.245)         (.268)

NET ASSET VALUE, END OF PERIOD                       $ 11.010        $ 11.020       $ 11.050

TOTAL RETURN B, C                                     3.13%          1.98%          4.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 12,719        $ 14,649       $ 12,193

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.00% A, D     1.00% A, D     1.00% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    6.08% A        6.10% A        5.99% A

PORTFOLIO TURNOVER RATE                               247% A         125% A         149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


FINANCIAL HIGHLIGHTS - CLASS B
                                                     SIX MONTHS      THREE MONTHS  YEAR ENDED
                                                     ENDED           ENDED         JULY 31,
                                                     APRIL 30, 1998  OCTOBER 31,

                                                     (UNAUDITED)     1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 11.020        $ 11.040      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME F                              .293           .142          .234

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .012           .065          .214

 TOTAL FROM INVESTMENT OPERATIONS                     .305           .207          .448

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                           (.285)         (.147)        (.238)

 FROM NET REALIZED GAIN                               (.030)         (.080)        -

 TOTAL DISTRIBUTIONS                                  (.315)         (.227)        (.238)

NET ASSET VALUE, END OF PERIOD                       $ 11.010        $ 11.020      $ 11.040

TOTAL RETURN B, C                                     2.80%          1.90%         4.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 3,920         $ 1,587       $ 823

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.65% A, D     1.65% A, D    1.65% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.46% A        5.32% A       5.34% A

PORTFOLIO TURNOVER RATE                               247% A         125% A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.






 FINANCIAL HIGHLIGHTS - INITIAL CLASS  SIX MONTHS ENDED   THREE MONTHS             YEARS ENDED JULY 31,
                                       APRIL 30, 1998     ENDED
                                       (UNAUDITED)        OCTOBER 31,
                                                          1997

                                                                           1997       1996       1995      1994      1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD                    $11.020            $11.050          $10.780    $10.890    $10.580   $10.910  $10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                 .349 D             .176 D           .678 D     .729       .772      .570     .788

 NET REALIZED AND UNREALIZED
 GAIN (LOSS)                           .017               .047             .391       (.015)     .325      (.242)   (.007)

 TOTAL FROM INVESTMENT OPERATIONS      .366               .223             1.069      .714       1.097      .328    .781

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME            (.336)             (.173)           (.689)     (.724)     (.737)    (.588)   (.701)

 FROM NET REALIZED GAIN                (.030)             (.080)           (.110)     (.100)     -         (.040)    -

 IN EXCESS OF NET REALIZED GAIN        -                  -                -          -          (.050)    (.030)    -

 TOTAL DISTRIBUTIONS                   (.366)             (.253)           (.799)     (.824)     (.787)    (.658)   (.701)

NET ASSET VALUE, END OF PERIOD         $11.020            $11.020          $11.050    $10.780    $10.890   $10.580  $10.910

TOTAL RETURN B, C                      3.37%              2.05%            10.34%     6.72%      10.88%    3.13%    7.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                          $466,439           $494,304         $506,113  $488,162    $416,241  $365,801 $419,467

RATIO OF EXPENSES TO AVERAGE
NET ASSETS                             .72% A             .72% A           .73%      .74%        .77%      .79%     .76%

RATIO OF EXPENSES TO AVERAGE
NET ASSETS AFTER                       .72% A             .72% A           .73%      .73% E      .77%      .79%     .76%
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME
TO AVERAGE NET ASSETS                  6.38% A            6.36% A          6.26%     6.75%       7.37%     6.73%    7.18%

PORTFOLIO TURNOVER RATE                247% A             125% A           149%      221%        329%      563%     278%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                        SIX MONTHS      THREE MONTHS  YEAR ENDED
                                                        ENDED           ENDED         JULY 31,
                                                        APRIL 30, 1998  OCTOBER 31,

                                                        (UNAUDITED)     1997          1997 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.010        $ 11.040      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME G                                 .347           .172          .263

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .008           .050          .226

 TOTAL FROM INVESTMENT OPERATIONS                        .355           .222          .489

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.335)         (.172)        (.279)

 FROM NET REALIZED GAIN                                  (.030)         (.080)        -

 TOTAL DISTRIBUTIONS                                     (.365)         (.252)        (.279)

NET ASSET VALUE, END OF PERIOD                          $ 11.000        $ 11.010      $ 11.040

TOTAL RETURN B, C                                        3.26%          2.05%         4.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 21,853        $ 19,718      $ 13,177

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .75% A, D      .75% A, D     .75% A, D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE    .75% A         .75% A        .70% A, E
REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS       6.36% A        6.35% A       6.29% A

PORTFOLIO TURNOVER RATE                                  247% A         125% A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and losses deferred due to wash sales and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $659,530,789 and $622,974,699, respectively, of which U.S. government and government agency obligations aggregated $514,530,789 and $522,912,224, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
          PAID TO   PAID TO        RETAINED BY
          FDC       INVESTMENT     FDC
                    PROFESSIONALS

CLASS A   $ 610     $ 610          $ 0

CLASS T    16,131    7,974          8,157

CLASS B    10,914    3,031          7,883

          $ 27,655  $ 11,615       $ 16,040

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A    $77

CLASS T    4,857

CLASS B    289


SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
          PAID TO   PAID TO
          FDC       INVESTMENT
                    PROFESSIONALS

CLASS A   $ 5,423   $ 2,979

CLASS T    12,967    8,878

CLASS B    1,849     0 *

          $ 20,239  $ 11,857

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS *

CLASS A                $ 3,047    .75

CLASS T                 29,850    .47

CLASS B                 3,985     .33

INITIAL CLASS           452,315   .19

INSTITUTIONAL CLASS     23,776    .24

                       $ 512,973

* ANNUALIZED.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 22,120

CLASS T               1.00%         35,631

CLASS B               1.65%         21,668

INSTITUTIONAL CLASS   .75%          23,375

                                   $ 102,794

In addition, the fund has entered into an arrangement with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,725 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS    THREE MONTHS  YEAR ENDED
                            ENDED         ENDED         JULY 31,
                            APRIL 30,     OCTOBER 31,

                            1998          1997          1997 A

FROM NET INVESTMENT INCOME

CLASS A                     $ 23,189      $ 24,437      $ 21,750

CLASS T                      376,301       197,984       64,445

CLASS B                      62,661        15,690        8,241

INITIAL CLASS                14,507,792    7,870,955     32,474,399

INSTITUTIONAL CLASS          607,100       240,336       80,890

TOTAL                       $ 15,577,043  $ 8,349,402   $ 32,649,725

FROM NET REALIZED GAIN

CLASS A                     $ 4,543       $ 11,558      $ -

CLASS T                      41,650        92,775        -

CLASS B                      4,901         7,487         -

INITIAL CLASS                1,324,784     3,640,130     5,039,533

INSTITUTIONAL CLASS          54,159        98,898        -

TOTAL                       $ 1,430,037   $ 3,850,848   $ 5,039,533

TOTAL                       $ 17,007,080  $ 12,200,250  $ 37,689,258

B DISTRIBUTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31,
1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                  SHARES                                     DOLLARS

                  SIX MONTHS    THREE         YEAR ENDED     SIX MONTHS      THREE MONTHS    YEAR ENDED
                  ENDED         MONTHS        JULY 31,       ENDED           ENDED           JULY 31,
                  APRIL 30,     ENDED                        APRIL 30,       OCTOBER 31,
                                OCTOBER 31,

                  1998          1997          1997 A         1998            1997            1997 A

CLASS A            71,138        3,210         141,575       $ 784,521       $ 35,261        $ 1,531,983
SHARES SOLD

REINVESTMENT OF    1,704         3,274         1,989          18,762          35,846          21,750
DISTRIBUTIONS

SHARES             (171,581)     (531)         -              (1,888,469)     (5,834)         -
REDEEMED

NET INCREASE       (98,739)      5,953         143,564       $ (1,085,186)   $ 65,273        $ 1,553,733
(DECREASE)

CLASS T            412,180       312,588       1,114,285     $ 4,538,134     $ 3,429,256     $ 12,183,453
SHARES SOLD

REINVESTMENT OF    34,980        25,415        5,597          385,401         278,358         61,712
DISTRIBUTIONS

SHARES             (621,235)     (112,534)     (16,202)       (6,853,036)     (1,233,884)     (177,848)
REDEEMED

NET INCREASE       (174,075)     225,469       1,103,680     $ (1,929,501)   $ 2,473,730     $ 12,067,317
(DECREASE)

CLASS B            230,699       68,692        73,891        $ 2,540,972     $ 753,079       $ 801,025
SHARES SOLD

REINVESTMENT OF    4,918         1,666         687            54,167          18,237          7,506
DISTRIBUTIONS

SHARES             (23,460)      (890)         -              (258,281)       (9,750)         -
REDEEMED

NET INCREASE       212,157       69,468        74,578        $ 2,336,858     $ 761,566       $ 808,531
(DECREASE)

INITIAL CLASS      2,815,520     1,426,619     14,636,021    $ 31,047,102    $ 15,655,743    $ 158,564,289
SHARES SOLD

REINVESTMENT OF    1,181,041     854,187       2,769,613      13,016,826      9,354,223       29,925,102
DISTRIBUTIONS

SHARES             (6,506,507)   (3,241,358)   (16,911,618)   (71,738,410)    (35,550,337)    (183,183,589)
REDEEMED

NET INCREASE       (2,509,946)   (960,552)     494,016       $ (27,674,482)  $ (10,540,371)  $ 5,305,802
(DECREASE)

INSTITUTIONAL      678,393       671,412       1,216,421     $ 7,466,253     $ 7,350,245     $ 13,282,379
CLASS
SHARES SOLD

REINVESTMENT OF    29,739        11,919        3,516          327,334         130,486         38,560
DISTRIBUTIONS

SHARES             (512,714)     (86,048)      (26,465)       (5,649,707)     (944,245)       (290,779)
REDEEMED

NET INCREASE       195,418       597,283       1,193,472     $ 2,143,880     $ 6,536,486     $ 13,030,160
(DECREASE)


A SHARE TRANSACTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 20,096

CLASS T                20,109

CLASS B                20,139

INITIAL CLASS          11,553

INSTITUTIONAL CLASS    21,394

                      $ 93,291

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY

(REGISTERED TRADEMARK)
MORTGAGE SECURITIES FUND
(INITIAL CLASS OF FIDELITY ADVISOR MORTGAGE
SECURITIES FUND)
SEMIANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7    THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  14   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 23   NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY MORTGAGE SECURITIES FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1998                   PAST 6  PAST 1  PAST 5  PAST 10
                                               MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - INITIAL CL  3.37%   9.72%   45.00%  132.36%

LB MORTGAGE                                    3.48%   10.02%  39.88%  139.67%

US MORTGAGE FUNDS AVERAGE                      2.99%   9.06%   32.26%  114.30%


CUMULATIVE TOTAL RETURNS show Initial Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of Ginnie Mae (GNMA), Fannie Mae
(FNMA) and Freddie Mac (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how Initial Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 67 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998                   PAST 1  PAST 5  PAST 10
                                               YEAR    YEARS   YEARS

FIDELITY ADV MORTGAGE SECURITIES - INITIAL CL  9.72%   7.71%   8.80%

LB MORTGAGE                                    10.02%  6.94%   9.13%

US MORTGAGE FUNDS AVERAGE                      9.06%   5.73%   7.90%

AVERAGE ANNUAL TOTAL RETURNS take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             Mortgage Secs -Initial Cl   LB Mortgage Backed Secs
             00040                       LB006
  1988/04/30      10000.00                    10000.00
  1988/05/31       9958.41                     9929.23
  1988/06/30      10157.71                    10211.74
  1988/07/31      10133.57                    10177.08
  1988/08/31      10146.44                    10199.50
  1988/09/30      10350.51                    10453.76
  1988/10/31      10544.49                    10682.98
  1988/11/30      10405.06                    10527.45
  1988/12/31      10339.24                    10472.40
  1989/01/31      10526.84                    10653.85
  1989/02/28      10471.10                    10585.99
  1989/03/31      10491.79                    10602.59
  1989/04/30      10685.46                    10816.66
  1989/05/31      10938.36                    11151.59
  1989/06/30      11203.08                    11425.66
  1989/07/31      11403.67                    11684.29
  1989/08/31      11283.22                    11532.84
  1989/09/30      11332.48                    11614.68
  1989/10/31      11557.25                    11880.01
  1989/11/30      11668.62                    12008.74
  1989/12/31      11749.05                    12079.80
  1990/01/31      11640.81                    11995.34
  1990/02/28      11718.35                    12065.82
  1990/03/31      11727.56                    12095.53
  1990/04/30      11626.12                    11986.89
  1990/05/31      11964.12                    12358.82
  1990/06/30      12137.56                    12554.24
  1990/07/31      12313.95                    12772.10
  1990/08/31      12281.38                    12636.38
  1990/09/30      12346.94                    12740.06
  1990/10/31      12473.43                    12884.52
  1990/11/30      12746.37                    13154.51
  1990/12/31      12966.23                    13374.98
  1991/01/31      13100.78                    13578.27
  1991/02/28      13184.65                    13692.73
  1991/03/31      13273.34                    13785.93
  1991/04/30      13417.02                    13912.92
  1991/05/31      13486.77                    14035.24
  1991/06/30      13520.50                    14047.76
  1991/07/31      13714.70                    14285.42
  1991/08/31      13976.79                    14545.22
  1991/09/30      14194.99                    14817.82
  1991/10/31      14362.77                    15063.35
  1991/11/30      14450.58                    15172.56
  1991/12/31      14731.30                    15477.50
  1992/01/31      14660.43                    15298.67
  1992/02/29      14806.31                    15443.43
  1992/03/31      14703.99                    15344.98
  1992/04/30      14841.84                    15495.85
  1992/05/31      15086.81                    15775.16
  1992/06/30      15246.66                    15961.26
  1992/07/31      15220.49                    16100.77
  1992/08/31      15318.94                    16310.47
  1992/09/30      15415.11                    16437.45
  1992/10/31      15261.82                    16293.29
  1992/11/30      15335.59                    16344.26
  1992/12/31      15534.60                    16555.41
  1993/01/31      15676.33                    16772.97
  1993/02/28      15810.59                    16943.06
  1993/03/31      15913.84                    17045.87
  1993/04/30      16024.94                    17133.83
  1993/05/31      16072.38                    17231.40
  1993/06/30      16268.45                    17363.33
  1993/07/31      16357.88                    17432.65
  1993/08/31      16388.34                    17514.78
  1993/09/30      16424.14                    17529.93
  1993/10/31      16453.35                    17580.60
  1993/11/30      16418.96                    17546.24
  1993/12/31      16577.43                    17688.36
  1994/01/31      16730.10                    17863.70
  1994/02/28      16641.87                    17739.04
  1994/03/31      16453.27                    17277.12
  1994/04/30      16381.20                    17149.85
  1994/05/31      16520.65                    17217.71
  1994/06/30      16605.21                    17180.43
  1994/07/31      16870.65                    17524.39
  1994/08/31      16946.24                    17579.73
  1994/09/30      16762.56                    17329.55
  1994/10/31      16796.60                    17319.64
  1994/11/30      16779.84                    17265.47
  1994/12/31      16899.30                    17403.23
  1995/01/31      17218.80                    17775.74
  1995/02/28      17604.28                    18229.50
  1995/03/31      17678.99                    18315.42
  1995/04/30      17957.72                    18575.80
  1995/05/31      18522.74                    19161.50
  1995/06/30      18664.04                    19270.42
  1995/07/31      18706.43                    19303.63
  1995/08/31      18937.26                    19503.42
  1995/09/30      19133.02                    19674.97
  1995/10/31      19345.86                    19850.01
  1995/11/30      19560.05                    20076.89
  1995/12/31      19775.54                    20327.65
  1996/01/31      19937.45                    20480.85
  1996/02/29      19810.41                    20310.76
  1996/03/31      19738.54                    20237.37
  1996/04/30      19697.40                    20180.28
  1996/05/31      19621.13                    20121.45
  1996/06/30      19891.91                    20398.43
  1996/07/31      19962.95                    20473.28
  1996/08/31      19958.54                    20472.99
  1996/09/30      20274.41                    20815.79
  1996/10/31      20649.55                    21224.12
  1996/11/30      20968.58                    21527.89
  1996/12/31      20850.34                    21415.17
  1997/01/31      20980.83                    21574.20
  1997/02/28      21049.23                    21646.13
  1997/03/31      20851.87                    21442.26
  1997/04/30      21176.94                    21784.19
  1997/05/31      21385.85                    21997.38
  1997/06/30      21636.31                    22253.97
  1997/07/31      22027.63                    22673.37
  1997/08/31      22003.29                    22619.48
  1997/09/30      22242.03                    22906.36
  1997/10/31      22479.41                    23160.33
  1997/11/30      22553.47                    23236.35
  1997/12/31      22752.05                    23448.09
  1998/01/31      22970.92                    23681.37
  1998/02/28      23022.58                    23731.47
  1998/03/31      23100.00                    23831.95
  1998/04/30      23236.23                    23966.80
IMATRL PRASUN   SHR__CHT 19980430 19980508 104130 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Initial Class on April 30, 1988. As the chart shows, by April 30, 1998, the value of the investment would have grown to $23,236 - a 132.36% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,967 - a 139.67% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                     SIX MONTHS          YEARS ENDED OCTOBER 31,
                     ENDED
                     APRIL 30,

                     1998          1997   1996    1995    1994    1993


DIVIDEND RETURN      3.10%         6.60%  6.66%   7.86%   5.61%   6.48%

CAPITAL RETURN       0.27%         2.26%  0.08%   7.32%  -3.52%   1.33%

TOTAL RETURN         3.37%         8.86%  6.74%   15.18%  2.09%   7.81%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            5.49(CENTS)  33.58(CENTS)  67.94(CENTS)

ANNUALIZED DIVIDEND RATE       6.06%        6.14%         6.19%

30-DAY ANNUALIZED YIELD        6.15%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.02 over the past one month, $11.03 over the past six months and $10.98 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A continued lack of inflationary
pressure resulted in a relatively
favorable investing climate for
bonds during the six months that
ended April 30, 1998. The Lehman
Brothers Aggregate Bond Index -
a broad gauge of the U.S. taxable
investment-grade bond market -
returned 3.59% during this period.
Global volatility and historically low
interest rates were the main stories
in late 1997. As financial problems
in Asia came to a head, wary stock
investors sought investments offering
lower volatility - helping the U.S.
bond market. The Lehman Brothers
Corporate Bond Index returned
3.83% for the six months. Corporate
bonds benefited from continued
economic growth and demand for
yield, although they faltered
somewhat in January 1998 when
investors feared a slowdown in
demand in Asia would eat into
corporate earnings.
Mortgage-backed bonds performed
well during the period, even though
lower interest rates resulted in more
mortgage prepayment activity in
early 1998. The Lehman Brothers
Mortgage-Backed Securities Index
generated a six-month return of
3.48%. High-yield and
emerging-market issues performed
very well during the first four months
of 1998. The period ended on a
positive note for the bond market as
the Commerce Department reported
that gross domestic product grew at
a stronger-than-expected rate of
4.2% in the first quarter of 1998 and
employment costs grew at a
slower-than-expected pace - signs of
continued strong economic growth
and benign inflation. However, the
Federal Reserve Board tempered this
news slightly with warnings about
the rising prices of stocks and real
estate.
An interview with Thomas Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the six-month period that ended April 30, 1998, the fund's Initial Class shares returned 3.37%, compared with 2.99% for the U.S. mortgage funds average tracked by Lipper Analytical Services, and 3.48% for the Lehman Brothers Mortgage-Backed Securities Index. For the 12-month period that ended April 30, the fund's Initial Class shares returned 9.72%, versus 9.06% for the Lipper average and 10.02% for the Lehman index.
Q. WHAT WAS THE MORTGAGE MARKET LIKE DURING THE PAST SIX MONTHS?
A. The market was surprisingly strong during the period. U.S. Treasury securities began to rally sharply in November, spurred by low inflation in the United States and strong demand by foreigners for U.S. dollar assets. The economy grew at an annualized rate of 4.8% in the first quarter of 1998, and consumer spending soared, yet inflation recorded its smallest increase since 1964. Investors took the rapid economic growth in stride, counting on the negative trade effects of the Asian slump to offset any price increases. As bond prices were bid higher, the yield on the 10-year Treasury dropped to 5.35% from 6.00% at the start of the period. Usually, when Treasuries are this strong mortgage-backed securities suffer due to prepayment concerns. To explain, as interest rates fall, many homeowners refinance their mortgages, returning the principal to mortgage investors. In addition to disrupting an investor's income stream, this prepayment of principal forces the investor to reinvest at lower prevailing rates. In January, mortgage refinancing reached an all-time high, as measured by the Mortgage Bankers Refinancing Index. But investors did not abandon mortgages. Many, seeking the relatively higher yields offered by these securities, simply reinvested their prepaid principal, keeping demand for mortgages strong.
Q. DID YOU LIMIT THE FUND'S EXPOSURE TO BONDS THAT WERE VULNERABLE TO
PREPAYMENT?
A. Avoiding prepayments was the focus of my investment strategy throughout the period. First, I overweighted the fund's holdings of commercial mortgage-backed securities (CMBS). Unlike other mortgages, CMBS issues have the advantage of prepayment protection. For example, some loans have provisions that prohibit prepayment within the first five years. In November, with the Asian crisis in full bloom, CMBS issues underperformed in line with corporate bonds because investors feared a significant slowdown in Asia would heighten credit risk in the United States. I took the opportunity to increase the fund's position in these securities at depressed prices, and they helped fund performance when prepayment risk increased in other segments of the mortgage market. The second prong of my strategy was to underweight (relative to the index) exposure to securities with the highest risk of prepayment. That included Fannie Mae and Freddie Mac bonds with coupons - stated yields at issuance - ranging from 7.5% to 8.5%. Outside this range, I traded Freddie Mac and Fannie Mae 30-year issues for 15-year bonds, given that homeowners with 30-year mortgages are more likely to refinance than those with mortgages of shorter duration. Finally, I reconfigured the fund's Ginnie Mae holdings. Purchases were concentrated in new issues, since a homeowner is less likely to refinance a brand new mortgage; and old issues, where homeowners have passed over previous opportunities to refinance and thus are not likely to refinance now.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. It plays a very important role. It's the fund's benchmark index and represents the universe of agency fixed-rate mortgage-backed securities. I use the index as a starting point for my investment decisions, managing the fund to be generally as sensitive to changes in interest rates as the index. In addition, I refer to the index when deciding how to allocate assets among different maturities and segments of the mortgage market, based on my view of the relative value of each maturity or segment.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The only disappointment was that there wasn't more price volatility. The fund is managed with a value focus, benefiting from occasional dips in the market. An uninterrupted ascent in the bond market during the period left little room for opportunities to buy mispriced or overlooked securities.
Q. WHAT'S YOUR OUTLOOK?
A. As long as there is the potential for lower interest rates, prepayment will continue to be a risk for mortgage investors. I intend to remain on the defensive until there is a clear change in the economic landscape or until the Federal Reserve Board signals a favorable shift in monetary policy. Also, I expect to continue to look for better-yielding opportunities in the CMBS market and elsewhere. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
TOM SILVIA ON
MORTGAGE-BACKED SECURITIES:
"CREATED IN THE 1980S,
MORTGAGE-BACKED SECURITIES HAVE
BECOME AN IMPORTANT INVESTMENT
FOR ALL FIXED-INCOME INVESTORS.
ISSUERS OF MORTGAGE-BACKED
SECURITIES CREATE A POOL OF
MORTGAGES AND THEN SELL A SECURITY
BASED ON THAT POOL TO INVESTORS.
GINNIE MAES REPRESENT SHARES IN
POOLS OF MORTGAGES ISSUED IN
ACCORDANCE WITH GUIDELINES SET BY
THE FEDERAL HOUSING ADMINISTRATION
OR THE VETERANS ADMINISTRATION, AND
INSURED BY THE GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION. GINNIE MAES
ARE THE ONLY MORTGAGE-RELATED
SECURITIES BACKED BY THE FULL FAITH
AND CREDIT OF THE U.S. GOVERNMENT.
"THE FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FANNIE MAE) AND
FEDERAL HOME LOAN MORTGAGE
CORPORATION (FREDDIE MAC) PACKAGE
POOLS OF MORTGAGES ISSUED BY PRIVATE
LENDERS AND USUALLY INCORPORATE
SOME FORM OF PRIVATE MORTGAGE
INSURANCE. UNLIKE GINNIE MAES, THEY
LACK THE FULL FAITH AND CREDIT BACKING
OF THE U.S. GOVERNMENT.
"INVESTING IN MORTGAGES IS MADE
MORE COMPLEX BY A 30-YEAR
AMORTIZATION SCHEDULE, THE
UNPREDICTABILITY OF CASH FLOW AND BY
MONTHLY RATHER THAN SEMIANNUAL
PAYMENTS OF PRINCIPAL AND INTEREST.
FOR EXAMPLE, WHEN HOMEOWNERS PAY
DOWN THEIR MORTGAGES AHEAD OF
SCHEDULE OR REFINANCE AT LOWER RATES,
THOSE PAYMENTS OF PRINCIPAL ARE
RETURNED TO INVESTORS, WHO MUST
REINVEST THE PROCEEDS AT PREVAILING
INTEREST RATES. "
FUND FACTS
GOAL: HIGH CURRENT INCOME BY
INVESTING IN MORTGAGE-RELATED
SECURITIES OF ALL KINDS
START DATE: DECEMBER 31, 1984
SIZE: AS OF APRIL 30, 1998,
MORE THAN $505 MILLION
MANAGER: THOMAS SILVIA, SINCE
1997; JOINED FIDELITY IN 1993
(CHECKMARK)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF APRIL 30, 1998
             % OF FUND'S   % OF FUND'S INVESTMENTS
             INVESTMENTS   6 MONTHS AGO

 LESS THAN   0.7           0.9
6%

 6 -         25.1          31.7
 6.99%

 7 -         41.7          43.4
 7.99%

 8 -         11.6          9.0
 8.99%

 9 -         6.3           7.2
 9.99%

10 -         3.0           3.8
10.99%

11% AND      2.1           2.6
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1998
            6 MONTHS AGO

YEARS  5.3  5.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1998
            6 MONTHS AGO

YEARS  2.8  2.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998 AS OF OCTOBER 31, 1997
ROW: 1, COL: 1, VALUE: 9.5
ROW: 1, COL: 2, VALUE: 18.0
ROW: 1, COL: 3, VALUE: 72.5
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 7.0
ROW: 1, COL: 3, VALUE: 91.0
MORTGAGE-BACKED
SECURITIES 72.5%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 18.0%
SHORT-TERM
INVESTMENTS 9.5%
MORTGAGE-BACKED
SECURITIES 91.7%
CMOS AND
OTHER MORTGAGE
RELATED SECURITIES 6.9%
SHORT-TERM
INVESTMENTS 1.4%
INVESTMENTS APRIL 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 72.5%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FANNIE MAE - 20.3%
6%, 4/1/00 to 5/1/26 $ 33,883,750 $ 33,417,319
6 1/2%, 9/1/10 to 8/1/24  10,792,885  10,863,912
7%, 2/1/24 to 5/1/28 (c)  41,608,414  42,075,115
7 1/2%, 3/1/22 to 12/1/22  3,059,389  3,146,531
8%, 1/1/07 to 7/1/08  100,679  103,349
8 1/4%, 1/1/13  112,081  116,794
8 1/2%, 11/1/03 to 11/1/18  2,834,656  2,970,321
8 3/4%, 11/1/08 to 7/1/09  214,959  224,502
9%, 1/1/08 to 2/1/13   816,512  859,828
9 1/2%, 5/1/03 to 8/1/22  10,462,129  11,020,301
11%, 12/1/02 to 8/1/10  2,224,562  2,439,069
12 1/4%, 5/1/13 to 6/1/15  465,765  539,713
12 1/2%, 5/1/14 to 3/1/16  616,184  717,626
12 3/4%, 6/1/13 to 7/1/15  349,287  410,104
13 1/2%, 9/1/13 to 12/1/14  187,194  225,557
14%, 11/1/14  42,790  52,004
  109,182,045
FREDDIE MAC - 26.7%
5%, 7/1/10  3,639,119  3,463,986
6 1/2%, 1/1/24 to 7/1/24  28,352,919  28,240,987
7%, 5/1/99 to 12/1/12  55,430,365  56,489,310
7 1/2%, 2/1/28 to 3/1/28  31,891,349  32,698,519
8%, 10/1/07 to 4/1/21  1,179,129  1,232,387
8 1/2%, 7/1/09 to 1/1/20  2,744,468  2,891,742
9%, 9/1/08 to 5/1/21  9,992,208  10,660,993
10%, 11/1/03 to 5/1/19  1,992,781  2,156,650
10 1/2%, 8/1/10 to 12/1/20  2,239,131  2,494,117
11 1/2%, 4/1/12  86,075  95,840
11 3/4%, 6/1/11  68,151  77,869
12 1/4%, 6/1/14 to 7/1/15  205,271  239,572
12 1/2%, 5/1/12 to 4/1/15  1,034,426  1,202,582
12 3/4%, 6/1/05 to 3/1/15  181,015  205,317
13%, 1/1/11 to 6/1/15  1,649,401  1,959,715
  144,109,586
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 25.5%
7 1/2%, 7/15/05 to 2/15/28  54,984,627  56,519,194
8%, 4/15/02 to 2/15/28  51,266,885  53,185,846
8 1/2%, 7/15/16 to 6/15/18  1,646,015  1,759,463
9%, 10/15/04 to 4/15/18  5,110,275  5,485,923
9 1/2%, 6/15/09 to 12/15/24  5,360,212  5,797,301
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
10%, 1/15/18 to 1/15/26 $ 9,495,440 $ 10,507,473
10 1/2%, 6/15/98 to 2/15/18  1,113,023  1,213,966
11%, 1/15/10 to 9/15/19  2,458,070  2,779,737
11 1/2%, 10/15/10 to 7/15/18  86,583  98,232
13%, 10/15/13  103,008  121,839
13 1/2%, 7/15/11 to 10/15/14  88,569  105,786
  137,574,760
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $385,963,779)    390,866,391
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY - 0.0%
Freddie Mac sequential pay
Series1353 Class A, 5 1/2%, 11/15/04
(cost $65,110)  69,881  69,597
COMMERCIAL MORTGAGE SECURITIES - 18.0%
Bankers Trust Remic Trust 1988-1 floater Series 1998-S1A
Class D, 6.54%, 11/28/02 (a)(b)  3,890,000  3,874,805
CBM Funding Corp. sequential pay Series 1996-1
Class A-3PI, 7.08%, 11/1/07  2,300,000  2,377,266
CS First Boston Mortgage Securities Corp. Series 1997-C2
Class D, 7.27%, 4/17/11  1,850,000  1,857,227
Deutsche Mortgage and Asset Receiving Corp.
Series 1998-C1 Class D, 7.231%, 7/15/12  10,200,000  10,180,875
Federal Deposit Insurance Corp. sequential pay
Series 1996-C1 Class 1A, 6 3/4%, 5/25/26  8,188,946  8,201,475
General Motors Acceptance Corp. Commercial Mortgage
Securities, Inc. Series 1997-C2 Class E,
7.624%, 4/15/11  1,600,000  1,619,072
Nomura Asset Securities Corp. Series 1998-D6
Class A-4, 7.35%, 3/15/30 (b)  15,000,000  15,014,063
Nomura Depositor Trust floater Series 1998-ST1A :
Class A-4, 6.53%, 1/15/03 (a)(b)  7,900,000  7,917,281
 Class A-5, 6.87%, 1/15/03 (a)(b)  5,278,196  5,288,093
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Structured Asset Securities Corp.:
commercial Series 1992-M1 Class C, 7.05%, 11/25/02 $ 3,192,522 $
3,025,912
 floater Series 1997-C1 Class C, 6.60%, 7/25/00 (a)(b)  15,610,888
15,606,009
 Series 1997-NI Class C, 6.055%, 9/25/28 (a)  3,553,497  3,552,387
Thirteen Affiliates of General Growth Properties, Inc.
Series 1 Class D-1, 6.917%, 11/15/04 (a)  18,200,000  18,167,604
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $95,943,674)   96,682,069
CERTIFICATES OF DEPOSIT - 8.4%
Sanwa Bank Ltd. Japan yankee 5.71%, 5/29/98  25,000,000  24,998,283
Sumitomo Bank Ltd. Japan yankee 5.71%, 5/18/98  20,000,000  19,999,070
TOTAL CERTIFICATES OF DEPOSIT
(Cost $45,000,000)   44,997,353
CASH EQUIVALENTS - 1.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements (U.S. Treasury
obligations), in a joint trading account at 5 1/2%,
dated 4/30/98 due 5/1/98 $ 6,154,939  6,154,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $533,126,563)   $ 538,769,410
LEGEND
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $54,406,179 or 10.8% of net assets.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) A portion of the security was purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements). INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $533,194,047. Net unrealized appreciation aggregated $5,575,363, of which $7,156,070 related to appreciated investment securities and $1,580,707 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 538,769,410
AGREEMENTS OF $6,154,000) (COST $533,126,563) - SEE
ACCOMPANYING SCHEDULE

CASH                                                                       2,909

RECEIVABLE FOR INVESTMENTS SOLD                                            23,383,991

RECEIVABLE FOR FUND SHARES SOLD                                            574,591

INTEREST RECEIVABLE                                                        2,954,792

 TOTAL ASSETS                                                              565,685,693

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 39,859,866
REGULAR DELIVERY

 DELAYED DELIVERY                                            19,268,521

PAYABLE FOR FUND SHARES REDEEMED                             320,472

DISTRIBUTIONS PAYABLE                                        382,390

ACCRUED MANAGEMENT FEE                                       171,284

DISTRIBUTION FEES PAYABLE                                    5,088

OTHER PAYABLES AND ACCRUED EXPENSES                          187,928

 TOTAL LIABILITIES                                                         60,195,549

NET ASSETS                                                                $ 505,490,144

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 492,840,841

UNDISTRIBUTED NET INVESTMENT INCOME                                        1,014,386

ACCUMULATED UNDISTRIBUTED NET REALIZED                                     5,992,070
GAIN (LOSS) ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  5,642,847

NET ASSETS                                                                $ 505,490,144


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 APRIL 30, 1998  (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $11.01
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($559,031 (DIVIDED BY) 50,778 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $11.01)           $11.56

CLASS T:                                                         $11.01
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($12,719,495 (DIVIDED BY) 1,155,074 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.01)           $11.41

CLASS B:                                                         $11.01
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($3,920,411 (DIVIDED BY) 356,203 SHARES) A

INITIAL CLASS:                                                   $11.02
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($466,438,664 (DIVIDED BY) 42,326,197 SHARES)

INSTITUTIONAL CLASS:                                             $11.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($21,852,543 (DIVIDED BY) 1,986,173 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 18,182,971
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 1,126,273

TRANSFER AGENT FEES                                        512,973

DISTRIBUTION FEES                                          27,655

ACCOUNTING FEES AND EXPENSES                               103,672

NON-INTERESTED TRUSTEES' COMPENSATION                      5,862

CUSTODIAN FEES AND EXPENSES                                55,136

REGISTRATION FEES                                          93,291

AUDIT                                                      43,841

LEGAL                                                      14,306

MISCELLANEOUS                                              2,547

 TOTAL EXPENSES BEFORE REDUCTIONS                          1,985,556

 EXPENSE REDUCTIONS                                        (105,519)    1,880,037

NET INVESTMENT INCOME                                                   16,302,934

REALIZED AND UNREALIZED GAIN (LOSS)                                     6,657,378
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                 (6,160,268)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                         497,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 16,800,044
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED  THREE MONTHS      YEAR ENDED
                                          APRIL 30, 1998    ENDED             JULY 31,
                                          (UNAUDITED)       OCTOBER 31, 1997  1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                $ 16,302,934      $ 8,459,090       $ 32,193,238
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                  6,657,378         1,110,586         4,296,274

 CHANGE IN NET UNREALIZED                  (6,160,268)       1,347,376         14,164,021
 APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN NET ASSETS     16,800,044        10,917,052        50,653,533
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS              (15,577,043)      (8,349,402)       (32,649,725)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                    (1,430,037)       (3,850,848)       (5,039,533)

 TOTAL DISTRIBUTIONS                       (17,007,080)      (12,200,250)      (37,689,258)

SHARE TRANSACTIONS - NET                   (26,208,431)      (703,316)         32,765,543
INCREASE (DECREASE)

  TOTAL INCREASE (DECREASE) IN             (26,415,467)      (1,986,514)       45,729,818
  NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                       531,905,611       533,892,125       488,162,307

 END OF PERIOD (INCLUDING UNDISTRIBUTED   $ 505,490,144     $ 531,905,611     $ 533,892,125
NET INVESTMENT INCOME OF
$1,014,386, $290,731 AND
$230,506, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                     SIX MONTHS      THREE MONTHS   YEAR ENDED
                                                     ENDED           ENDED          JULY 31,
                                                     APRIL 30, 1998  OCTOBER 31,

                                                     (UNAUDITED)     1997           1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 11.020        $ 11.050       $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME F                              .339           .170           .268

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .002           .048           .224

 TOTAL FROM INVESTMENT OPERATIONS                     .341           .218           .492

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                           (.321)         (.168)         (.272)

 FROM NET REALIZED GAIN                               (.030)         (.080)         -

 TOTAL DISTRIBUTIONS                                  (.351)         (.248)         (.272)

NET ASSET VALUE, END OF PERIOD                       $ 11.010        $ 11.020       $ 11.050

TOTAL RETURN B, C                                     3.14%          2.00%          4.61%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 559           $ 1,648        $ 1,586

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% A, D      .90% A, D      .90% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.92% A        6.18% A        6.09% A

PORTFOLIO TURNOVER RATE                               247% A         125% A         149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


FINANCIAL HIGHLIGHTS - CLASS T
                                                     SIX MONTHS      THREE MONTHS   YEAR ENDED
                                                     ENDED           ENDED          JULY 31,
                                                     APRIL 30, 1998  OCTOBER 31,

                                                     (UNAUDITED)     1997           1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 11.020        $ 11.050       $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME F                              .333           .167           .255

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .008           .048           .233

 TOTAL FROM INVESTMENT OPERATIONS                     .341           .215           .488

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                           (.321)         (.165)         (.268)

 FROM NET REALIZED GAIN                               (.030)         (.080)         -

 TOTAL DISTRIBUTIONS                                  (.351)         (.245)         (.268)

NET ASSET VALUE, END OF PERIOD                       $ 11.010        $ 11.020       $ 11.050

TOTAL RETURN B, C                                     3.13%          1.98%          4.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 12,719        $ 14,649       $ 12,193

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.00% A, D     1.00% A, D     1.00% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    6.08% A        6.10% A        5.99% A

PORTFOLIO TURNOVER RATE                               247% A         125% A         149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.


FINANCIAL HIGHLIGHTS - CLASS B
                                                     SIX MONTHS      THREE MONTHS  YEAR ENDED
                                                     ENDED           ENDED         JULY 31,
                                                     APRIL 30, 1998  OCTOBER 31,

                                                     (UNAUDITED)     1997          1997 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 11.020        $ 11.040      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME F                              .293           .142          .234

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .012           .065          .214

 TOTAL FROM INVESTMENT OPERATIONS                     .305           .207          .448

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                           (.285)         (.147)        (.238)

 FROM NET REALIZED GAIN                               (.030)         (.080)        -

 TOTAL DISTRIBUTIONS                                  (.315)         (.227)        (.238)

NET ASSET VALUE, END OF PERIOD                       $ 11.010        $ 11.020      $ 11.040

TOTAL RETURN B, C                                     2.80%          1.90%         4.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 3,920         $ 1,587       $ 823

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.65% A, D     1.65% A, D    1.65% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.46% A        5.32% A       5.34% A

PORTFOLIO TURNOVER RATE                               247% A         125% A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.






 FINANCIAL HIGHLIGHTS - INITIAL CLASS  SIX MONTHS ENDED   THREE MONTHS   YEARS ENDED JULY 31,
                                       APRIL 30, 1998     ENDED
                                       (UNAUDITED)        OCTOBER 31,
                                                          1997

                                                                         1997       1996       1995       1994      1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD                    $11.020            $11.050        $10.780    $10.890    $10.580    $10.910   $10.830


INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                 .349 D             .176 D         .678 D     .729       .772       .570      .788

 NET REALIZED AND UNREALIZED
 GAIN (LOSS)                           .017               .047           .391       (.015)     .325       (.242)    (.007)

 TOTAL FROM INVESTMENT OPERATIONS      .366               .223           1.069      .714       1.097      .328      .781

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME            (.336)             (.173)         (.689)     (.724)     (.737)     (.588)    (.701)

 FROM NET REALIZED GAIN                (.030)             (.080)         (.110)     (.100)     -          (.040)     -

 IN EXCESS OF NET REALIZED GAIN        -                  -              -          -          (.050)     (.030)     -

 TOTAL DISTRIBUTIONS                   (.366)             (.253)         (.799)     (.824)     (.787)     (.658)    (.701)

NET ASSET VALUE, END OF PERIOD         $11.020            $11.020        $11.050    $10.780    $10.890    $10.580   $10.910

TOTAL RETURN B, C                      3.37%              2.05%          10.34%     6.72%      10.88%     3.13%     7.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                          $466,439           $494,304       $506,113  $488,162   $416,241    $365,801  $419,467

RATIO OF EXPENSES TO AVERAGE
NET ASSETS                             .72% A             .72% A         .73%      .74%       .77%       .79%       .76%

RATIO OF EXPENSES TO AVERAGE
NET ASSETS AFTER                       .72% A             .72% A         .73%      .73% E     .77%       .79%       .76%
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME
TO AVERAGE NET ASSETS                  6.38% A            6.36% A        6.26%     6.75%      7.37%      6.73%      7.18%

PORTFOLIO TURNOVER RATE                247% A             125% A         149%      221%       329%       563%       278%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                        SIX MONTHS      THREE MONTHS  YEAR ENDED
                                                        ENDED           ENDED         JULY 31,
                                                        APRIL 30, 1998  OCTOBER 31,

                                                        (UNAUDITED)     1997          1997 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.010        $ 11.040      $ 10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME G                                 .347           .172          .263

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .008           .050          .226

 TOTAL FROM INVESTMENT OPERATIONS                        .355           .222          .489

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.335)         (.172)        (.279)

 FROM NET REALIZED GAIN                                  (.030)         (.080)        -

 TOTAL DISTRIBUTIONS                                     (.365)         (.252)        (.279)

NET ASSET VALUE, END OF PERIOD                          $ 11.000        $ 11.010      $ 11.040

TOTAL RETURN B, C                                        3.26%          2.05%         4.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 21,853        $ 19,718      $ 13,177

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .75% A, D      .75% A, D     .75% A, D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE    .75% A         .75% A        .70% A, E
REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS       6.36% A        6.35% A       6.29% A

PORTFOLIO TURNOVER RATE                                  247% A         125% A        149%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and losses deferred due to wash sales and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $659,530,789 and $622,974,699, respectively, of which U.S. government and government agency obligations aggregated $514,530,789 and $522,912,224, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
          PAID TO   PAID TO        RETAINED BY
          FDC       INVESTMENT     FDC
                    PROFESSIONALS

CLASS A   $ 610     $ 610          $ 0

CLASS T    16,131    7,974          8,157

CLASS B    10,914    3,031          7,883

          $ 27,655  $ 11,615       $ 16,040

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A    $77

CLASS T    4,857

CLASS B    289


SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
          PAID TO   PAID TO
          FDC       INVESTMENT
                    PROFESSIONALS

CLASS A   $ 5,423   $ 2,979

CLASS T    12,967    8,878

CLASS B    1,849     0 *

          $ 20,239  $ 11,857

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:
                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS *

CLASS A                $ 3,047    .75

CLASS T                 29,850    .47

CLASS B                 3,985     .33

INITIAL CLASS           452,315   .19

INSTITUTIONAL CLASS     23,776    .24

                       $ 512,973

* ANNUALIZED.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 22,120

CLASS T               1.00%         35,631

CLASS B               1.65%         21,668

INSTITUTIONAL CLASS   .75%          23,375

                                   $ 102,794

In addition, the fund has entered into an arrangement with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,725 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS    THREE MONTHS  YEAR ENDED
                            ENDED         ENDED         JULY 31,
                            APRIL 30,     OCTOBER 31,

                            1998          1997          1997 A

FROM NET INVESTMENT INCOME

CLASS A                     $ 23,189      $ 24,437      $ 21,750

CLASS T                      376,301       197,984       64,445

CLASS B                      62,661        15,690        8,241

INITIAL CLASS                14,507,792    7,870,955     32,474,399

INSTITUTIONAL CLASS          607,100       240,336       80,890

TOTAL                       $ 15,577,043  $ 8,349,402   $ 32,649,725

FROM NET REALIZED GAIN

CLASS A                     $ 4,543       $ 11,558      $ -

CLASS T                      41,650        92,775        -

CLASS B                      4,901         7,487         -

INITIAL CLASS                1,324,784     3,640,130     5,039,533

INSTITUTIONAL CLASS          54,159        98,898        -

TOTAL                       $ 1,430,037   $ 3,850,848   $ 5,039,533

TOTAL                       $ 17,007,080  $ 12,200,250  $ 37,689,258

B DISTRIBUTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31,
1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                  SHARES                                     DOLLARS

                  SIX MONTHS    THREE         YEAR ENDED     SIX MONTHS      THREE MONTHS    YEAR ENDED
                  ENDED         MONTHS        JULY 31,       ENDED           ENDED           JULY 31,
                  APRIL 30,     ENDED                        APRIL 30,       OCTOBER 31,
                                OCTOBER 31,

                  1998          1997          1997 A         1998            1997            1997 A

CLASS A            71,138        3,210         141,575       $ 784,521       $ 35,261        $ 1,531,983
SHARES SOLD

REINVESTMENT OF    1,704         3,274         1,989          18,762          35,846          21,750
DISTRIBUTIONS

SHARES             (171,581)     (531)         -              (1,888,469)     (5,834)         -
REDEEMED

NET INCREASE       (98,739)      5,953         143,564       $ (1,085,186)   $ 65,273        $ 1,553,733
(DECREASE)

CLASS T            412,180       312,588       1,114,285     $ 4,538,134     $ 3,429,256     $ 12,183,453
SHARES SOLD

REINVESTMENT OF    34,980        25,415        5,597          385,401         278,358         61,712
DISTRIBUTIONS

SHARES             (621,235)     (112,534)     (16,202)       (6,853,036)     (1,233,884)     (177,848)
REDEEMED

NET INCREASE       (174,075)     225,469       1,103,680     $ (1,929,501)   $ 2,473,730     $ 12,067,317
(DECREASE)

CLASS B            230,699       68,692        73,891        $ 2,540,972     $ 753,079       $ 801,025
SHARES SOLD

REINVESTMENT OF    4,918         1,666         687            54,167          18,237          7,506
DISTRIBUTIONS

SHARES             (23,460)      (890)         -              (258,281)       (9,750)         -
REDEEMED

NET INCREASE       212,157       69,468        74,578        $ 2,336,858     $ 761,566       $ 808,531
(DECREASE)

INITIAL CLASS      2,815,520     1,426,619     14,636,021    $ 31,047,102    $ 15,655,743    $ 158,564,289
SHARES SOLD

REINVESTMENT OF    1,181,041     854,187       2,769,613      13,016,826      9,354,223       29,925,102
DISTRIBUTIONS

SHARES             (6,506,507)   (3,241,358)   (16,911,618)   (71,738,410)    (35,550,337)    (183,183,589)
REDEEMED

NET INCREASE       (2,509,946)   (960,552)     494,016       $ (27,674,482)  $ (10,540,371)  $ 5,305,802
(DECREASE)

INSTITUTIONAL      678,393       671,412       1,216,421     $ 7,466,253     $ 7,350,245     $ 13,282,379
CLASS
SHARES SOLD

REINVESTMENT OF    29,739        11,919        3,516          327,334         130,486         38,560
DISTRIBUTIONS

SHARES             (512,714)     (86,048)      (26,465)       (5,649,707)     (944,245)       (290,779)
REDEEMED

NET INCREASE       195,418       597,283       1,193,472     $ 2,143,880     $ 6,536,486     $ 13,030,160
(DECREASE)


A SHARE TRANSACTIONS FOR CLASS A, T, B, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JULY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 20,096

CLASS T                20,109

CLASS B                20,139

INITIAL CLASS          11,553

INSTITUTIONAL CLASS    21,394

                      $ 93,291


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Strategic Income
Capital & Income
Ginnie Mae
Government Securities
Intermediate Bond
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress(trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE